Quarterly Holdings Report
for
Fidelity® SAI Municipal Bond Index Fund
September 30, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.
MBX-NPRT1-1121
1.9894032.102
Municipal Bonds - 99.2%
	Principal Amount (a)	Value ($)
Alabama - 1.0%
Alabama Fed. Aid Hwy. Fin. Auth.:
Series 2015, 3.1% 9/1/29	70,000	75,002
Series 2017 A, 4% 6/1/37	25,000	28,983
Birmingham Jefferson Civic Ctr. Auth. Series 2018 B, 4% 7/1/48	70,000	76,883
Birmingham Wtrwks. Board:
Series 2013 B, 5% 1/1/38 (Pre-Refunded to 1/1/23 @ 100)	200,000	211,950
Series 2016, 3% 1/1/43 (Pre-Refunded to 1/1/27 @ 100)	30,000	33,561
Black Belt Energy Gas District:
Bonds Series 2017 A, 4%, tender 7/1/22 (b)	30,000	30,686
Series A, 4% 6/1/22	10,000	10,245
Decatur Wtr. & Swr. Rev. Series 2021 A, 2.125% 2/15/51	90,000	80,865
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 3% 2/1/30	60,000	64,036
Mobile County Board School Commissioners Series 2012, 3.625% 3/1/36	15,000	15,153
Selma Indl. Dev. Board Rev. (Int'l. Paper Co. Proj.) Series 2011 A, 5.375% 12/1/35	40,000	40,285
Tuscaloosa County Board of Ed. Series 2017, 5% 2/1/43	25,000	29,777
UAB Medicine Fin. Auth. Rev.:
Series 2016 B, 5% 9/1/34	50,000	59,626
Series 2017 B1, 3.25% 9/1/31	45,000	49,423
Univ. of Alabama Gen. Rev.:
Series 2012 A, 5% 7/1/24	100,000	103,291
Series 2017 B, 3% 7/1/35	30,000	32,066
TOTAL ALABAMA		941,832
Arizona - 1.4%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	15,000	17,095
Arizona State Univ. Revs. Series 2019 B, 4% 7/1/49	70,000	80,354
Maricopa County Indl. Dev. Auth. Series 2021 A, 4% 9/1/51	125,000	144,799
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	47,853
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 4% 7/1/38	45,000	51,592
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	95,000	109,476
Series 2017 D, 5% 7/1/25	20,000	23,329
Phoenix Civic Impt. Corp. District Rev. Series 2005 B, 5.5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	36,249
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	29,040
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/38	65,000	77,542
Series 2011 A, 5% 12/1/25	60,000	60,459
Series 2012 A, 5% 12/1/29	100,000	103,189
Series A:
5% 1/1/31	185,000	229,313
5% 1/1/36	25,000	29,926
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1:
5% 12/1/32	20,000	26,244
5.25% 12/1/24	15,000	17,080
5.25% 12/1/26	15,000	18,068
Series 2007, 5.25% 12/1/23	15,000	16,467
Univ. of Arizona Univ. Revs. Series 2016 B, 5% 6/1/42	95,000	111,834
TOTAL ARIZONA		1,229,909
Arkansas - 0.2%
Fort Smith Wtr. & Swr. Rev. Series 2018, 5% 10/1/34	145,000	180,010
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39 (Pre-Refunded to 12/1/24 @ 100)	35,000	40,036
TOTAL ARKANSAS		220,046
California - 18.9%
Alameda Corridor Trans. Auth. Rev.:
Series 2013 A, 5% 10/1/21	5,000	5,000
Series 2016 B:
3% 10/1/34 (FSA Insured)	10,000	10,616
5% 10/1/36	20,000	23,430
Anaheim Elementary School District Series 2016, 3% 8/1/46	125,000	129,333
Anaheim Pub. Fing. Auth. Lease Rev. Series 1997 C, 0% 9/1/35 (Escrowed to Maturity)	45,000	35,560
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
Series 2017 G, 2%, tender 4/1/24 (b)	50,000	51,542
Series 2018 A, 2.625%, tender 4/1/26 (b)	70,000	75,379
Series 2012 F1, 5% 4/1/24 (Pre-Refunded to 4/1/22 @ 100)	25,000	25,601
Series 2017 S7, 4% 4/1/47	45,000	50,907
Series F1:
5% 4/1/23 (Pre-Refunded to 4/1/22 @ 100)	45,000	46,081
5% 4/1/25 (Pre-Refunded to 4/1/22 @ 100)	105,000	107,523
5% 4/1/54 (Pre-Refunded to 4/1/24 @ 100)	10,000	11,182
Series S7, 5% 4/1/24	5,000	5,577
Berkeley Unified School District Gen. Oblig. Series E, 3.5% 8/1/45	100,000	108,720
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2020 A, 4% 6/1/34	75,000	89,929
California Dept. of Wtr. Resources:
Series AV, 4% 12/1/31	10,000	11,386
Series BA, 5% 12/1/32	5,000	6,456
California Edl. Facilities Auth. Rev.:
Series 2001 A:
0% 10/1/30	15,000	12,960
0% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	19,386
Series T1, 5% 3/15/39	20,000	28,524
Series U6, 5% 5/1/45	115,000	170,436
California Gen. Oblig.:
Series 2013:
4% 4/1/43	40,000	41,787
5% 9/1/27	70,000	76,313
5% 11/1/30	15,000	16,444
Series 2014:
4% 11/1/44	10,000	10,901
4.125% 5/1/44	100,000	107,880
5% 11/1/24	100,000	114,532
5% 12/1/24	15,000	16,540
5% 10/1/28	10,000	11,354
5% 8/1/35	20,000	22,482
Series 2015:
5% 8/1/23	25,000	27,192
5% 8/1/26	30,000	34,446
5% 8/1/26	20,000	23,409
5% 9/1/26	40,000	46,944
5% 9/1/28	50,000	58,532
5% 8/1/29	20,000	23,343
5% 8/1/30	50,000	57,249
5% 8/1/45	30,000	34,718
Series 2016:
3% 9/1/33	30,000	32,242
4% 9/1/28	65,000	75,285
5% 9/1/23	50,000	54,580
5% 9/1/24	55,000	62,596
5% 9/1/25	25,000	29,436
5% 9/1/26	15,000	18,197
5% 8/1/27	30,000	36,241
5% 9/1/30	20,000	24,176
5% 9/1/45	10,000	11,912
Series 2017:
3.5% 8/1/27	75,000	86,835
4% 8/1/27	55,000	63,715
4% 11/1/36	165,000	192,532
4% 8/1/37	25,000	28,944
5% 11/1/22	95,000	99,946
5% 8/1/23	40,000	43,507
5% 11/1/24	95,000	108,806
5% 8/1/27	30,000	37,296
5% 11/1/27	25,000	31,278
Series 2019:
3% 10/1/34	165,000	183,874
3% 10/1/36	50,000	55,001
4% 4/1/25	5,000	5,632
4% 10/1/34	100,000	120,287
5% 4/1/25	10,000	11,610
5% 4/1/27	5,000	6,162
5% 11/1/28	50,000	63,890
5% 4/1/35	85,000	94,355
5% 4/1/37	75,000	83,136
5% 4/1/45	130,000	161,705
Series 2020:
3% 11/1/35	150,000	167,354
4% 3/1/28	60,000	71,752
Series 2021, 4% 10/1/37	80,000	96,454
California Health Facilities Fing. Auth. Rev.:
(Stanford Health and Clinics Proj.) Series 2012 A, 5% 8/15/51 (Pre-Refunded to 8/15/22 @ 100)	80,000	83,341
Series 2013 A:
4% 3/1/43	40,000	41,878
5% 7/1/29	135,000	146,157
Series 2013 A3, 5% 7/1/23	40,000	43,335
Series 2016 B:
5% 11/15/46	15,000	17,853
5% 11/15/46 (Pre-Refunded to 11/15/26 @ 100)	10,000	12,213
Series 2017 A, 5% 11/1/27	30,000	37,574
Series 2018 A:
4% 11/15/42	20,000	22,812
5% 11/15/26	25,000	30,464
5% 11/15/33	35,000	43,312
Series A, 5% 8/15/47	15,000	17,668
California Infrastructure and Econ. Dev. Bank Rev. Series 2016:
5% 10/1/26	25,000	29,965
5% 10/1/29	25,000	29,781
California Muni. Fin. Auth. Rev. Series 2018 A, 3.25% 12/31/32 (FSA Insured) (c)	30,000	32,495
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018, 4% 5/15/48	115,000	130,175
California State Univ. Rev.:
Series 2013 A, 5% 11/1/26 (Pre-Refunded to 11/1/23 @ 100)	40,000	43,982
Series 2014 A, 5% 11/1/29 (Pre-Refunded to 11/1/24 @ 100)	40,000	45,790
Series 2015 A:
5% 11/1/26	15,000	17,751
5% 11/1/27	80,000	94,602
Series 2016 A:
3.2% 11/1/37	15,000	15,980
4% 11/1/38	50,000	56,377
5% 11/1/45	25,000	29,434
Series 2017 A, 5% 11/1/21	100,000	100,367
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
4.375% 1/1/48	10,000	11,193
5% 1/1/32	30,000	36,344
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds Series 2004 J, 5%, tender 11/1/29 (b)	70,000	90,881
Series 2015:
3% 8/15/29	50,000	54,121
5% 11/1/43 (Pre-Refunded to 11/1/24 @ 100)	55,000	62,870
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	30,000	34,484
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	30,900
Coast Cmnty. College District:
Series 2013 A, 5% 8/1/38 (Pre-Refunded to 8/1/23 @ 100)	35,000	38,079
Series 2019 F, 0% 8/1/42	175,000	98,779
Compton Unified School District Series 2019 B, 3% 6/1/49	75,000	77,192
Contra Costa Cmnty. College District Series 2014 A, 4% 8/1/39	5,000	5,431
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2015 A, 5% 6/1/37	65,000	75,229
Series 2017 B, 5% 6/1/32	45,000	55,400
El Camino Cmnty. College District Series 2012 C:
0% 8/1/34	60,000	47,380
0% 8/1/38	85,000	57,315
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/35	65,000	68,051
Foothill-De Anza Cmnty. College District Series 2003 B:
0% 8/1/25	75,000	73,369
0% 8/1/33	85,000	69,871
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 0% 1/1/29 (Escrowed to Maturity)	30,000	27,709
Series 2013 A:
0% 1/15/24 (FSA Insured)	10,000	9,836
5% 1/15/42 (FSA Insured)	105,000	114,425
6% 1/15/49 (Pre-Refunded to 1/15/24 @ 100)	20,000	22,604
6% 1/15/53 (Pre-Refunded to 1/15/24 @ 100)	90,000	101,716
Series 2013 B1, 3.95% 1/15/53 (b)	85,000	92,728
Fremont Union High School District, Santa Clara Series 2019 A, 4% 8/1/46	30,000	34,298
Fresno Unified School District Series B, 3% 8/1/43	110,000	114,486
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/30	40,000	43,061
Series 2015 A:
5% 6/1/32	30,000	34,660
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	10,000	11,681
5% 6/1/40	5,000	5,710
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	10,000	11,641
5% 6/1/45	35,000	39,785
Series 2018 A, 5% 6/1/22	20,000	20,624
Grossmont Union High School District:
Series 2008, 0% 8/1/30	40,000	34,798
Series 2016 B, 3% 8/1/45	30,000	31,078
Imperial Irrigation District Elec. Rev. Series 2015 C, 5% 11/1/38	85,000	99,700
Kaweah Delta Health Care District Series 2015 B, 4% 6/1/45	55,000	60,328
Livermore Valley Joint Unified School District Series 2016, 3% 8/1/46	50,000	51,733
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A:
5% 11/15/35	25,000	34,052
5.5% 11/15/37	30,000	43,582
Long Beach Cmnty. College Series 2012 B, 5% 8/1/39 (Pre-Refunded to 8/1/22 @ 100)	75,000	78,023
Long Beach Unified School District:
Series 2012, 5% 8/1/29	105,000	109,135
Series 2016, 3% 8/1/32	80,000	86,108
Series B, 0% 8/1/35	90,000	68,291
Los Angeles Cmnty. College District:
Series 2017 J, 5% 8/1/28	20,000	24,844
Series A, 5% 8/1/30 (Pre-Refunded to 8/1/24 @ 100)	20,000	22,673
Series C, 5% 8/1/22	10,000	10,401
Series F, 5% 8/1/24 (Pre-Refunded to 8/1/23 @ 100)	35,000	38,079
Series G, 5% 8/1/27 (Pre-Refunded to 8/1/24 @ 100)	20,000	22,673
Series K, 4% 8/1/35	20,000	22,945
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2019 A, 5% 7/1/44	45,000	55,724
Series 2020 A, 4% 6/1/36	250,000	303,088
Los Angeles Dept. Arpt. Rev.:
Series 2016 A:
5% 5/15/27 (c)	115,000	139,341
5% 5/15/28 (c)	50,000	60,583
Series 2018 D, 5% 5/15/34 (c)	45,000	56,218
Series B, 5% 5/15/34 (c)	95,000	117,476
Series C, 5% 5/15/33 (c)	155,000	189,672
Series D, 5% 5/15/26 (c)	5,000	5,962
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2013 A:
5% 7/1/23	40,000	42,389
5% 7/1/24	50,000	52,956
Series 2014 C, 5% 7/1/29	65,000	73,167
Series 2014 D:
5% 7/1/35	105,000	117,824
5% 7/1/44	45,000	50,313
Series 2017 A, 5% 7/1/28	20,000	24,380
Series A, 5% 7/1/31	35,000	43,478
Series B:
5% 7/1/30	25,000	31,936
5% 7/1/30	50,000	54,068
Series C, 5% 7/1/37	25,000	31,773
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2012 C:
5% 7/1/24	130,000	134,665
5% 7/1/25	30,000	31,077
Series 2014 A, 5% 7/1/44	25,000	27,981
Series A:
5% 7/1/33	55,000	66,832
5% 7/1/33	5,000	6,193
Series B:
5% 7/1/25	20,000	21,668
5% 7/1/37	100,000	124,622
Series C, 5% 7/1/23	10,000	10,357
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2016 B, 4% 11/1/37	40,000	45,438
Los Angeles Solid Waste Resources Rev. Series 2018 A, 4% 2/1/32	35,000	40,956
Los Angeles Unified School District:
Series 2014 C, 5% 7/1/24	10,000	11,292
Series 2016 A, 5% 7/1/40	30,000	34,512
Series 2018 B1, 5% 7/1/23	155,000	167,952
Series 2019 A, 5% 7/1/28	20,000	25,407
Series 2020 C, 5% 7/1/30	40,000	53,100
Series 2020, 5% 7/1/25	90,000	105,348
Series A:
5% 7/1/22	20,000	20,718
5% 7/1/22	70,000	72,517
5% 7/1/29	45,000	58,462
5% 7/1/30	25,000	32,375
Series B, 5% 7/1/25	15,000	17,558
Los Angeles Unified School District Ctfs. of Prtn. Series 2012 A, 5% 10/1/22	50,000	52,327
Los Angeles Wastewtr. Sys. Rev. Series 2013 A, 5% 6/1/24	5,000	5,397
Marin Healthcare District Series 2017 A, 3% 8/1/37	5,000	5,357
Metropolitan Wtr. District of Southern California Wtr. Rev.:
Series 2017 A, 2.5% 7/1/25	50,000	53,832
Series A, 5% 7/1/39	135,000	169,883
Monterey Peninsula Cmnty. College District Series 2016:
0% 8/1/25	225,000	219,019
0% 8/1/30	150,000	124,848
MSR Energy Auth. Gas Rev. Series 2009 B, 6.5% 11/1/39	25,000	39,154
Mt. San Jacinto Cmnty. College District Series B, 4% 8/1/43	100,000	115,065
Newport Mesa Unified School District:
Series 2011, 0% 8/1/36	70,000	52,666
Series 2017, 0% 8/1/39	5,000	2,875
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	25,000	26,256
Oakland Unified School District Alameda County Series 2019 A, 3% 8/1/40 (FSA Insured)	35,000	36,965
Palo Alto Unified School District Gen. Oblig. Series 2008 2:
0% 8/1/30	50,000	45,010
0% 8/1/32	100,000	86,081
0% 8/1/33	15,000	12,623
Palomar Pomerado Health Series 2009 A, 0% 8/1/28 (Assured Guaranty Corp. Insured)	255,000	230,844
Pasadena Elec. Rev. Series 2013 A, 4.5% 6/1/40	15,000	15,865
Perris Union High School District Series A, 3% 9/1/44 (FSA Insured)	25,000	26,357
Placentia-Yorba Linda Unified School District (Rfdg. Proj.) Series A, 4% 10/1/30 (FSA Insured)	200,000	223,900
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	36,317
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Series A, 4% 10/1/40	60,000	66,591
Riverside Elec. Rev. Series 2019 A, 5% 10/1/26	50,000	60,692
Sacramento County Wtr. Fing. Auth. Rev. (Sacramento County Wtr. Agcy. Zones 40 And 41 2019 Rfdg. Proj.) Series 2019, 5% 6/1/25	125,000	145,958
San Bernardino Cmnty. College District Series B:
0% 8/1/38	200,000	127,101
0% 8/1/48	45,000	20,898
San Diego Cmnty. College District:
Series 2009 B, 6% 8/1/33	25,000	32,179
Series 2013, 0% 8/1/41 (Pre-Refunded to 8/1/23 @ 57.571) (d)	20,000	11,359
Series 2016, 5% 8/1/41	5,000	5,948
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2013 B, 5% 7/1/43 (c)	75,000	80,515
Series 2019 A, 5% 7/1/34	75,000	94,455
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2018 A:
5% 8/1/33	115,000	144,544
5.25% 8/1/47	10,000	12,416
San Diego Redev. Agcy. Series 2016 A, 5% 9/1/23	165,000	179,847
San Diego Unified School District:
Series 1998 G1, 5.25% 7/1/27	10,000	12,591
Series A, 0% 7/1/31	55,000	47,786
Series B, 3.25% 7/1/48	80,000	85,757
Series C, 0% 7/1/43	40,000	23,729
Series F1, 5.25% 7/1/28	10,000	12,882
Series R1, 0% 7/1/30	35,000	31,208
Series R4, 5% 7/1/28	145,000	169,315
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A, 3% 7/1/44	50,000	52,375
San Francisco Bay Area Rapid Transit Fing. Auth.:
Series 2017 A1, 4% 8/1/42	40,000	46,092
Series 2019 B1, 4% 8/1/44	225,000	267,907
Series A1, 5% 8/1/47	45,000	54,168
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2012 B, 5% 5/1/26	35,000	35,955
Series 2016 A, 5% 5/1/26	20,000	23,993
Series 2017 A, 5% 5/1/47 (c)	20,000	23,776
Series 2017 D, 5% 5/1/24 (c)	35,000	39,117
Series 2018 G, 5% 5/1/27 (c)	65,000	79,408
Series 2019 A, 5% 5/1/49 (c)	25,000	30,260
Series 2019 D:
5% 5/1/26	65,000	77,978
5% 5/1/39	20,000	24,937
Series 2019 E, 5% 5/1/34 (c)	125,000	155,927
Series 2020 A, 4% 5/1/39 (c)	35,000	40,325
San Francisco City & County Ctfs. of Prtn. (49 South Van Ness Proj.) Series 2019 A, 4% 4/1/41	35,000	40,112
San Francisco County Trans. Auth. Series 2017, 3% 2/1/33	155,000	167,336
San Francisco Muni. Trans. Agcy. Series 2017, 4% 3/1/42	45,000	50,578
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2015 A, 5% 11/1/29	20,000	23,202
Series 2020 A, 5% 11/1/50	30,000	38,370
Series D, 5% 11/1/28	35,000	43,668
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993:
0% 1/1/22 (Escrowed to Maturity)	100,000	99,959
0% 1/1/25 (Escrowed to Maturity)	50,000	49,309
0% 1/1/26 (Escrowed to Maturity)	25,000	24,311
0% 1/1/27 (Escrowed to Maturity)	30,000	28,516
0% 1/1/28 (Escrowed to Maturity)	30,000	27,963
Series 1997 A:
0% 1/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	19,360
0% 1/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,998
Series A, 0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	74,204
San Jose Int. Arpt. Rev. Series 2017 B, 5% 3/1/42	25,000	29,832
San Mateo County Trans. District Sales Tax Rev. Series A, 3.25% 6/1/33	60,000	64,530
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	45,000	56,688
San Mateo Unified School District Series 2011 A:
0% 9/1/33 (d)	50,000	51,254
0% 9/1/41 (d)	10,000	11,682
Santa Clara County Fing. Auth. Lease Rev.:
Series 2018 A, 3.5% 4/1/39	40,000	44,082
Series 2019 A, 3% 5/1/42	100,000	106,791
Santa Clara Unified School District Series 2019, 4% 7/1/48	35,000	39,624
Sequoia Union High School District Series 2016, 3% 7/1/31	55,000	59,474
Silicon Valley Clean Wtr. Series 2019 A, 3% 3/1/24	50,000	52,528
Solano Cmnty. College District Series A, 0% 8/1/41 (Pre-Refunded to 8/1/28 @ 100) (d)	10,000	11,662
Sonoma County Jr. College District Rev. Series B, 3% 8/1/41	145,000	155,010
Southern California Pub. Pwr. Auth. Rev. Series A, 5.25% 11/1/26	30,000	36,473
Tulare Swr. Rev. Series 2015, 5% 11/15/45 (FSA Insured)	175,000	203,464
Turlock Irrigation District Rev. Series 2016, 5% 1/1/41	125,000	149,969
Twin Rivers Unified School District Series 2016, 0% 8/1/41 (FSA Insured)	90,000	43,633
Univ. of California Revs.:
Series 2013 AI, 5% 5/15/32	85,000	91,418
Series 2014, 5% 5/15/25	75,000	84,239
Series 2016, 5% 5/15/35	15,000	17,865
Series 2017 AV, 5% 5/15/47	60,000	72,448
Series 2017 M, 5% 5/15/32	125,000	153,144
Series AF, 5% 5/15/24	50,000	53,801
Series AM, 5.25% 5/15/37	15,000	16,845
Series AO, 5% 5/15/32	50,000	57,904
Series AY, 5% 5/15/28	30,000	37,056
Series I:
5% 5/15/23	25,000	26,943
5% 5/15/28	135,000	157,184
Series M, 5% 5/15/36	20,000	24,395
Series O, 4% 5/15/29	60,000	71,560
Upper Santa Clara Valley Joint Powers Auth. Series 2020 A, 4% 8/1/50	125,000	137,781
Ventura County Pub. Fing. Auth. Series 2013 A, 5% 11/1/38 (Pre-Refunded to 11/1/22 @ 100)	80,000	84,193
West Contra Costa Unified School District Series C1, 0% 8/1/27 (Assured Guaranty Corp. Insured)	70,000	65,181
Westminster Redev. Agcy. Series 2016, 3% 11/1/41	25,000	25,893
William S. Hart Union High School District Series 2005 B, 0% 9/1/28 (FSA Insured)	140,000	127,629
Yosemite Cmnty. College District Series 2010 D, 0% 8/1/31	100,000	85,894
Yuba Cmnty. College District Series 2016 A, 3% 8/1/37	30,000	31,930
TOTAL CALIFORNIA		17,230,825
Colorado - 1.2%
Colorado Health Facilities Auth.:
Series 2018 A, 4% 11/15/48	5,000	5,663
Series 2019 A, 5% 11/1/29	65,000	84,099
Series 2019 A1, 4% 8/1/44	10,000	11,336
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/25	30,000	32,212
Colorado Springs Utils. Rev. Series 2018 A2, 5% 11/15/48	25,000	30,486
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 5% 11/15/36	75,000	78,819
Denver City & County Arpt. Rev.:
Series 2012 B, 5% 11/15/28 (Pre-Refunded to 11/15/22 @ 100)	55,000	57,942
Series 2013 B, 5% 11/15/24	150,000	164,830
Series 2017 A:
5% 11/15/26 (c)	55,000	66,404
5% 11/15/28 (c)	30,000	36,784
Series 2018 B, 3.5% 12/1/35	10,000	11,146
Series 2019 C, 5% 11/15/31	20,000	25,735
Denver City & County Board Wtr. Rev. Series 2020 B, 4% 9/15/33	175,000	214,620
Denver Convention Ctr. Hotel Auth. Series 2016, 5% 12/1/23	5,000	5,459
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	12,919
0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	25,123
0% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	40,799
Univ. of Colorado Enterprise Sys. Rev.:
Series 2014 A, 5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	120,000	134,819
Series 2016 B1, 2.75% 6/1/30	15,000	16,066
TOTAL COLORADO		1,055,261
Connecticut - 1.3%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/24	60,000	67,614
Series 2015 B, 3.375% 6/15/29	25,000	27,175
Series 2016 A, 5% 3/15/26	15,000	17,954
Series 2017 A, 5% 4/15/27	85,000	104,758
Series 2019 A, 5% 4/15/27	15,000	18,487
Series 2020 C:
3% 6/1/24	135,000	144,752
4% 6/1/31	25,000	30,525
Series A:
5% 3/15/24	50,000	55,787
5% 3/15/28	15,000	17,244
Series C, 4% 6/15/24	25,000	27,501
Series D:
4% 8/15/31	45,000	51,058
5% 4/15/26	25,000	30,001
Series E:
3.375% 10/15/36	20,000	21,843
5% 9/15/25	25,000	29,451
5% 10/15/25	20,000	23,625
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2012 J, 5% 7/1/42	10,000	10,349
Series 2019 A, 4% 7/1/34	45,000	52,032
Series R, 3.375% 7/1/37	10,000	10,788
Connecticut Hsg. Fin. Auth.:
Series 2017 D1, 3.2% 11/15/32	15,000	15,891
Series B1, 3.45% 11/15/41	20,000	20,801
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2014 B, 5% 9/1/23	55,000	60,026
Series 2016 A, 5% 9/1/31	25,000	29,859
Series 2018 A, 5% 1/1/27	20,000	24,423
Series 2021 A, 4% 5/1/37	30,000	35,960
Series A, 4% 9/1/35	55,000	62,015
Series B:
5% 10/1/33	15,000	18,821
5% 10/1/36	80,000	99,913
Hartford County Metropolitan District Series A, 4% 4/1/39 (Pre-Refunded to 4/1/22 @ 100)	30,000	30,570
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	31,262
TOTAL CONNECTICUT		1,170,485
Delaware - 0.1%
Delaware Gen. Oblig. Series 2017, 3.25% 3/1/37	6,000	6,610
Delaware Health Facilities Auth. Rev. Series 2020 A, 5% 10/1/32	65,000	83,389
TOTAL DELAWARE		89,999
District Of Columbia - 1.8%
District of Columbia Gen. Oblig.:
Series 2015 A, 5% 6/1/30	125,000	144,967
Series 2016 A, 5% 6/1/32	40,000	47,659
Series 2017 A, 5% 6/1/29	10,000	12,270
Series 2019 A, 5% 10/15/44	55,000	68,585
District of Columbia Hosp. Rev. Series 2015, 5% 7/15/24	135,000	152,187
District of Columbia Income Tax Rev.:
Series 2019 C, 5% 10/1/33	295,000	380,130
Series 2020 B, 5% 10/1/27	50,000	62,322
District of Columbia Univ. Rev. Series 2017, 5% 4/1/31	25,000	29,853
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2012 C, 5% 10/1/27	35,000	36,657
Series 2014 C:
5% 10/1/27	30,000	34,109
5% 10/1/28	25,000	28,384
Series 2019 A, 5% 10/1/44	30,000	37,786
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B:
3% 10/1/50 (FSA Insured)	30,000	31,361
4% 10/1/53	5,000	5,570
Series 2009 B:
0% 10/1/25 (Assured Guaranty Corp. Insured)	50,000	47,952
0% 10/1/31 (Assured Guaranty Corp. Insured)	15,000	12,327
0% 10/1/34 (Assured Guaranty Corp. Insured)	35,000	26,350
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,000	3,539
Series 2010 A, 0% 10/1/37	50,000	28,986
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/28 (c)	50,000	52,281
Series 2014 A:
5% 10/1/28 (c)	20,000	22,548
5% 10/1/29 (c)	50,000	56,370
5% 10/1/44 (c)	75,000	84,199
Series 2018 A, 5% 10/1/27 (c)	40,000	49,331
Washington D.C. Metropolitan Transit Auth. Rev.:
Series 2017 A1, 5% 7/1/29	40,000	49,061
Series 2017 B:
5% 7/1/26	50,000	60,099
5% 7/1/42	50,000	59,810
Series 2018, 5% 7/1/30	35,000	42,736
TOTAL DISTRICT OF COLUMBIA		1,667,429
Florida - 4.6%
Alachua County Health Facilities Auth. Health Facilities Rev. Series 2019 A, 3% 12/1/46	15,000	15,837
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) Series 2014, 4% 4/1/36	65,000	68,651
Broward County Arpt. Sys. Rev. Series 2015 A, 5% 10/1/33 (c)	35,000	40,583
Broward County School Board Ctfs. of Prtn. Series 2019 A, 5% 7/1/28	150,000	188,094
Central Florida Expressway Auth. Sr. Lien Rev. Series 2016 B, 4% 7/1/40	5,000	5,566
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2015 E, 5% 6/1/24	80,000	89,991
Series 2018 A, 4% 6/1/37	55,000	64,371
Series 2019 D, 4% 6/1/30	65,000	79,196
Series C:
4% 6/1/28	20,000	21,184
5% 6/1/25	170,000	198,300
Series D, 4% 6/1/32	50,000	56,976
Florida Dept. of Envir. Protection Rev. Series 2016 A, 2% 7/1/28	50,000	52,468
Florida Dept. of Trans. Tpk. Rev. Series 2019 B, 3% 7/1/43	30,000	32,463
Florida Higher Edl. Facilities Fing. Auth. (Nova Southeastern Univ. Proj.) Series 2016, 5% 4/1/35	60,000	69,545
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A, 5% 10/1/30 (c)	30,000	36,606
Series 2019 A, 5% 10/1/27 (c)	210,000	258,848
Halifax Hosp. Med. Ctr. Rev. Series 2015, 4% 6/1/38	25,000	27,076
Hillsborough County Cap. Impt. Series 2019, 3.25% 8/1/49	40,000	42,785
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2012 A:
3.5% 10/1/28	45,000	46,928
5% 10/1/28	35,000	37,758
Jacksonville Spl. Rev.:
Series 2013 A, 5% 10/1/40	20,000	21,713
Series 2014, 5% 10/1/28	115,000	130,348
Series 2019 A:
5% 10/1/27	20,000	24,850
5% 10/1/29	25,000	32,360
5% 10/1/32	10,000	12,785
JEA Wtr. & Swr. Sys. Rev.:
Series 2014 A, 4% 10/1/40	100,000	106,866
Series 2017 A, 4% 10/1/34	135,000	155,045
Lakeland Hosp. Sys. Rev. Series 2016, 3% 11/15/32	30,000	32,204
Miami Beach Series 2019, 3.25% 5/1/49	25,000	26,870
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	15,000	16,555
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/30 (Pre-Refunded to 10/1/22 @ 100) (c)	100,000	104,722
Series 2012 B:
5% 10/1/25 (Pre-Refunded to 10/1/22 @ 100)	90,000	94,342
5% 10/1/27 (Pre-Refunded to 10/1/22 @ 100)	30,000	31,447
Series 2016 A, 5% 10/1/41	20,000	23,724
Series 2020 A, 4% 10/1/39	70,000	82,062
Miami-Dade County Cap. Asset Acquisition:
Series 2009:
0% 10/1/41	20,000	10,940
0% 10/1/46	50,000	22,407
0% 10/1/47	90,000	38,827
Series 2012 B, 5% 10/1/32 (Pre-Refunded to 10/1/22 @ 100)	50,000	52,412
Series 2016:
0% 10/1/31	35,000	27,439
0% 10/1/32	25,000	18,789
Miami-Dade County Edl. Facilities Rev.:
Series 2015 A, 4% 4/1/45	10,000	10,801
Series 2018 A, 4% 4/1/53	25,000	27,592
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/22	70,000	72,416
Miami-Dade County Gen. Oblig.:
(Bldg. Better Cmntys. Prog.):
Series 2013 A, 5% 7/1/26	5,000	5,853
Series 2015 B, 5% 7/1/27	40,000	44,967
Series 2015 D, 3% 7/1/39	5,000	5,357
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2017, 5% 8/1/47	65,000	76,962
Miami-Dade County Sports Facilities Series C, 0% 10/1/48 (Assured Guaranty Corp. Insured)	60,000	27,433
Miami-Dade County Transit Sales Surtax Rev. Series 2019, 5% 7/1/31	25,000	32,155
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 A, 4% 10/1/39	250,000	288,855
Series 2017 B, 3.125% 10/1/39	20,000	21,646
Series 2019 B, 3% 10/1/49	40,000	42,626
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/32	50,000	59,553
Orange County Health Facilities Auth.:
Series 2016 A, 5% 10/1/44	35,000	41,425
Series 2016, 4% 10/1/45	35,000	38,343
Orange County Tourist Dev. Tax Rev.:
Series 2016 A, 4% 10/1/34	20,000	22,781
Series 2016 B, 4% 10/1/36	30,000	34,123
Series 2017, 5% 10/1/27	25,000	30,881
Orlando & Orange County Expressway Auth. Rev. Series 2013 A, 5% 7/1/35 (Pre-Refunded to 7/1/23 @ 100)	75,000	81,187
Orlando Utils. Commission Util. Sys. Rev. Series 2018 A, 5% 10/1/34	125,000	153,134
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	29,616
Palm Beach County Pub. Impt. Rev. (Professional Sports Franchise Facility Proj.) Series 2015 D, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	10,000	11,872
Polk County School District Sales Tax Rev. Series 2019, 5% 10/1/28	120,000	152,578
Port Saint Lucie Util. Rev. Series 2007, 5.25% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	55,011
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	60,000	71,370
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2018, 4% 7/1/48	100,000	113,089
South Broward Hosp. District Rev. Series 2016 A, 3.5% 5/1/39	15,000	15,928
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2012 A, 5% 9/1/26	80,000	83,256
Series 2020 A, 0% 9/1/53	195,000	58,354
TOTAL FLORIDA		4,209,097
Georgia - 2.0%
Atlanta Arpt. Rev.:
Series 2012 C, 5% 1/1/37 (c)	120,000	121,373
Series 2019 B, 4% 7/1/49 (c)	50,000	56,322
Atlanta Wtr. & Wastewtr. Rev.:
Series 2013 B, 5% 11/1/21	25,000	25,092
Series 2015:
5% 11/1/28	40,000	46,211
5% 11/1/32	30,000	34,535
5% 11/1/40	20,000	22,958
5% 11/1/43 (Pre-Refunded to 5/1/25 @ 100)	50,000	58,136
Augusta Dev. Auth. Rev. (AU Health Sys., Inc. Proj.) Series 2018, 4% 7/1/39	30,000	31,827
Brookhaven Dev. Auth. Rev. Series 2019 A:
3% 7/1/46	100,000	105,390
5% 7/1/26	10,000	12,035
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/41	85,000	85,320
Forsyth County Wtr. & Swr. Auth. Series 2015, 5% 4/1/41	50,000	57,562
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	30,000	37,073
Fulton County Wtr. & Swr. Rev. Series 2020 A, 3% 1/1/45	5,000	5,346
Gainesville & Hall County Hosp. Auth. Rev.:
(Northeast Georgia Health Sys., Inc. Proj.):
Series 2017 A, 4% 2/15/42	20,000	22,263
Series 2020 A, 5% 2/15/31	40,000	51,452
(Northeast Georgia Healthcare Sys., Inc. Proj.) Series 2014 A, 4% 8/15/46 (Pre-Refunded to 2/15/25 @ 100)	120,000	134,291
Georgia Gen. Oblig.:
Series 2015 A, 3% 2/1/30	55,000	58,604
Series 2016 F, 5% 1/1/26	90,000	107,120
Series 2017 A, 5% 2/1/27	10,000	12,292
Series 2017 C:
5% 7/1/27	5,000	6,215
5% 7/1/30	25,000	30,839
Series 2018 A:
3% 7/1/33	25,000	27,819
4% 7/1/34	85,000	100,453
5% 7/1/27	20,000	24,862
Georgia Hsg. & Fin. Auth.:
Series 2017 C, 3.65% 12/1/42	15,000	15,846
Series 2020 A, 3.15% 12/1/44	100,000	105,169
Georgia Hsg. & Fin. Auth. Rev.:
Series 2016 A, 3.35% 12/1/41	20,000	20,811
Series 2017 B, 3.2% 12/1/32	20,000	21,146
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2018 HH, 4.125% 1/1/49 (FSA Insured)	110,000	125,079
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2015, 5% 8/1/34	60,000	68,354
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3.75% 4/1/47	30,000	32,473
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A, 3.125% 7/1/44	45,000	47,238
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Series 2007 A, 5.25% 7/1/27	35,000	43,798
Series 2014 A, 5% 7/1/24	25,000	27,054
Series 2018 A, 3% 7/1/23	25,000	26,153
Series 2019 A, 3.125% 7/1/46	5,000	5,284
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	15,000	15,920
Private Colleges & Univs. Auth. Rev. Series 2020 B, 5% 9/1/30	5,000	6,634
TOTAL GEORGIA		1,836,349
Hawaii - 0.5%
Hawaii Arpts. Sys. Rev. Series 2020 D, 4% 7/1/39	10,000	11,732
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	20,000	21,732
Hawaii Gen. Oblig.:
Series 2015 EY, 5% 10/1/26	110,000	129,583
Series 2016 FG, 5% 10/1/30	30,000	36,120
Series FH, 5% 10/1/29	25,000	30,182
Series FN 5% 10/1/22	90,000	94,308
Series FW, 3.5% 1/1/38	5,000	5,542
Honolulu City and County Wastewtr. Sys.:
Series 2012 A, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	100,000	103,609
Series 2016 B, 4% 7/1/33	15,000	17,082
Series 2018 A, 3.375% 7/1/42	5,000	5,454
TOTAL HAWAII		455,344
Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2018 A:
5% 3/1/27	25,000	30,282
5% 3/1/28	10,000	12,384
Series 2015 ID, 5.5% 12/1/29	25,000	29,257
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2021 A, 4% 7/15/38	50,000	59,619
TOTAL IDAHO		131,542
Illinois - 4.5%
Chicago Gen. Oblig.:
Series 1999:
0% 1/1/31	20,000	16,583
0% 1/1/33	125,000	97,766
Series 2002 B, 5% 1/1/26	30,000	33,903
Series 2007 E, 5.5% 1/1/35	20,000	22,551
Series 2014 A:
5.25% 1/1/30	95,000	103,133
5.25% 1/1/31 (FSA Insured)	75,000	81,214
Series 2015 A:
5% 1/1/26	15,000	16,952
5.5% 1/1/33	15,000	16,931
Series 2019 A, 5% 1/1/40	25,000	29,983
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/26 (c)	60,000	65,947
Series 2014 B, 5% 1/1/27	45,000	49,535
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/24 (Pre-Refunded to 1/1/22 @ 100) (c)	50,000	50,578
Series 2013 B, 5% 1/1/26	65,000	68,784
Series 2013 D:
5% 1/1/44	60,000	63,284
5.25% 1/1/29	50,000	53,007
Series 2015 B, 5% 1/1/28	35,000	39,915
Series 2017 A, 5% 1/1/27	20,000	24,297
Series 2017 B, 5% 1/1/33	10,000	12,016
Series 2017 D, 5% 1/1/42 (c)	15,000	17,580
Series 2018 B:
5% 1/1/37	15,000	18,522
5% 1/1/38	30,000	36,968
5% 1/1/48	20,000	24,220
Series 2020 B, 5% 1/1/29	65,000	82,484
Chicago Transit Auth. Series 2011:
5.25% 12/1/24 (Pre-Refunded to 12/1/21 @ 100)	65,000	65,529
5.25% 12/1/29 (Pre-Refunded to 12/1/21 @ 100)	35,000	35,285
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	30,000	30,914
5% 6/1/25	20,000	23,148
Chicago Wtr. Rev. Series 2000, 5% 11/1/30	35,000	41,496
Cook County Cmnty. College District Series 2013, 5.25% 12/1/30	40,000	43,376
Illinois Fin. Auth. Rev.:
Series 2013, 4% 8/15/42 (Pre-Refunded to 8/15/22 @ 100)	50,000	51,670
Series 2014 A, 5% 10/1/21	20,000	20,000
Series 2016:
3.25% 5/15/39	115,000	122,530
3.25% 11/15/45	20,000	21,209
4% 1/1/25	10,000	11,159
4% 7/1/30	60,000	67,921
4% 12/1/31	25,000	28,367
4% 12/1/35	50,000	56,404
Series 2018 A:
5% 10/1/41	10,000	12,177
5% 10/1/48	30,000	36,358
Series 2019:
5% 7/1/27	15,000	18,570
5% 1/1/31	115,000	148,512
Illinois Gen. Oblig.:
Series 2012 A:
4% 1/1/22	20,000	20,181
4% 1/1/29	55,000	55,428
4% 1/1/30	60,000	60,465
5% 1/1/34	15,000	15,158
Series 2013:
5% 7/1/22	65,000	67,251
5% 7/1/23	105,000	113,297
5.25% 7/1/31	20,000	21,343
Series 2014, 5% 4/1/27	5,000	5,504
Series 2016, 5% 1/1/27	185,000	214,984
Series 2017 A, 4.5% 12/1/41	15,000	16,902
Series 2017 B, 5% 12/1/24	40,000	45,424
Series 2017 C, 5% 11/1/29	65,000	77,909
Series 2017 D:
3.25% 11/1/26	10,000	11,089
5% 11/1/28	60,000	72,537
Series 2018 A, 5% 10/1/24	30,000	33,879
Series 2018 B, 5% 10/1/24	30,000	33,879
Series 2019 A, 5% 11/1/25	50,000	58,381
Series 2019 B, 5% 9/1/25	15,000	17,429
Series 2020 B, 4% 10/1/35	150,000	173,136
Series 2020 D, 5% 10/1/25	5,000	5,826
Series November 2016, 4.125% 11/1/31	10,000	11,214
Illinois Sales Tax Rev.:
Series 2011:
3.75% 6/15/25	50,000	50,068
4.25% 6/15/30	5,000	5,008
Series 2013:
5% 6/15/22	35,000	36,154
5% 6/15/23	30,000	32,353
5% 6/15/24	35,000	37,706
5% 6/15/25	45,000	48,353
Series 2016 A, 3% 6/15/33	25,000	26,350
Series 2016 D:
3% 6/15/31	15,000	15,901
3% 6/15/32	100,000	105,718
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 B, 5% 1/1/37	40,000	43,833
Series 2015 A, 5% 1/1/40	25,000	28,710
Series 2016 A, 5% 12/1/31	10,000	11,732
Series 2019 B, 5% 1/1/28	80,000	99,796
Series B:
5% 1/1/27	35,000	42,600
5% 1/1/30	5,000	6,513
Series C, 5% 1/1/30	30,000	39,076
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	21,224
Series A, 0% 12/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	40,000	26,175
Series 2002 A:
0% 12/15/26	150,000	139,872
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	23,830
0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	38,098
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	7,403
Series 2002:
0% 12/15/23	20,000	19,673
0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	16,142
Series 2012 B:
4.25% 6/15/42	20,000	20,553
5% 12/15/28	10,000	10,329
Series 2017 B, 0% 12/15/56 (FSA Insured)	50,000	18,322
Northern Illinois Muni. Pwr. Agcy. Rev. (Prarie State Proj.) Series 2016 A, 5% 12/1/28	25,000	30,318
Sales Tax Securitization Corp. Series 2017 A, 5% 1/1/28	50,000	61,859
Springfield Elec. Rev. Series 2015, 4% 3/1/40 (FSA Insured)	30,000	32,064
TOTAL ILLINOIS		4,087,727
Indiana - 0.3%
Carmel Local Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	10,000	11,945
Indiana Bond Bank Series 2008 B, 0% 6/1/32 (FSA Insured)	70,000	56,488
Indiana Fin. Auth. Rev. Series 2019 E, 5% 2/1/36	25,000	31,525
Indiana Univ. Lease Purchase Oblig. Series 2020 A, 4% 6/1/45	5,000	5,821
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A:
5% 2/1/33	15,000	18,935
5% 2/1/54	25,000	30,480
(Pilot Infrastructure Prog.) Series 2017 C, 5% 1/1/33	15,000	18,450
Indianapolis Local Pub. Impt. Bond Bank Series E, 0% 2/1/28 (AMBAC Insured)	50,000	46,378
Indianapolis Wtr. Sys. Rev. Series 2018 A, 5% 10/1/30	70,000	88,633
TOTAL INDIANA		308,655
Iowa - 0.3%
Iowa Fin. Auth. Health Care Facilities Rev. Series 2013, 5% 7/1/33 (Pre-Refunded to 7/1/23 @ 100)	10,000	10,825
Iowa Fin. Auth. Rev.:
Series 2016, 5% 8/1/26	30,000	36,321
Series 2017, 5% 8/1/37	50,000	61,041
Series 2020 A, 5% 8/1/36	55,000	71,338
Iowa Spl. Oblig. Series 2019, 5% 6/1/33	85,000	108,231
TOTAL IOWA		287,756
Kansas - 0.2%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	20,000	20,989
Kansas Dept. of Trans. Hwy. Rev. Series 2015 A, 3% 9/1/24	50,000	53,857
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Series 2019 A, 4% 9/1/48	25,000	28,151
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 B, 5% 9/1/37 (Pre-Refunded to 9/1/22 @ 100)	55,000	57,405
TOTAL KANSAS		160,402
Kentucky - 0.4%
Kentucky Eco Dev. Fin. Auth. Health Rev. Series 2000 B, 0% 10/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	40,319
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 A, 5% 6/1/45	100,000	115,910
Kentucky Econ. Dev. Fin. Auth. Rev. Series A2, 0% 12/1/23 (Escrowed to Maturity)	60,000	59,434
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prarie State Proj.) Series 2015 A:
5% 9/1/23	20,000	21,687
5% 9/1/42	25,000	28,763
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	36,099
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series 2016 A, 3% 5/15/46	60,000	63,116
Univ. of Kentucky Gen. Rcpts Series A, 3.5% 10/1/47	25,000	26,536
TOTAL KENTUCKY		391,864
Louisiana - 0.9%
Jefferson Sales Tax District Series 2019 B, 4% 12/1/42 (FSA Insured)	45,000	52,934
Lafayette Util. Sys. Rev. Series 2012, 5% 11/1/28	90,000	94,465
Louisiana Gen. Oblig.:
Series 2012 A, 4% 8/1/31 (Pre-Refunded to 8/1/22 @ 100)	15,000	15,478
Series 2014 A, 5% 2/1/27	100,000	110,370
Series 2014 D1, 3% 12/1/29	60,000	63,119
Series 2017 A, 5% 4/1/25	25,000	28,960
Louisiana Pub. Facilities Auth. Hosp. Rev.:
(Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2012 B, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	195,000	201,963
Series 2017 A, 3.75% 7/1/47	25,000	27,106
Bonds (Louisiana Children's Med. Ctr. Proj.) Series 2015 A3, 5%, tender 6/1/23 (b)	50,000	53,747
Louisiana Pub. Facilities Auth. Rev.:
(Loyola Univ. Proj.) Series 2017, 0% 10/1/46 (d)	25,000	27,157
Series 2016, 4% 5/15/41	20,000	22,032
New Orleans Wtr. Series 2015, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	20,000	23,654
Shreveport Wtr. & Swr. Rev. Series 2014 B, 4% 12/1/38	25,000	27,113
State of Louisiana Grant Anticipation Rev. Series 2019 A, 5% 9/1/29	20,000	25,408
TOTAL LOUISIANA		773,506
Maryland - 2.5%
Baltimore County Gen. Oblig. Series 2019, 4% 3/1/35	40,000	47,769
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series C, 3% 3/1/42	20,000	20,771
Maryland Dept. of Trans. Series 2021 B, 4% 8/1/51 (c)	100,000	114,655
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2016, 4% 11/1/29	85,000	93,833
Maryland Gen. Oblig.:
Series 2015, 3% 8/1/28	30,000	31,404
Series 2016, 5% 6/1/22	265,000	273,486
Series 2017 B, 5% 8/1/25	40,000	46,901
Series 2019 1, 5% 3/15/31	55,000	70,339
Series 2019, 5% 3/15/30	30,000	38,554
Series A:
5% 3/15/30	30,000	37,528
5% 8/1/32	70,000	91,940
Series C, 5% 8/1/24	195,000	220,848
Maryland Health & Higher Edl. Series 2021 A, 2.5% 7/1/51	65,000	62,725
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 A, 4% 5/15/47	50,000	55,451
Series 2017 MD, 4% 12/1/46	15,000	16,968
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B, 2.625% 6/1/27 (c)	85,000	85,068
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A, 2.25% 7/1/39	185,000	184,575
Montgomery County Gen. Oblig. Series 2014 A, 5% 11/1/29 (Pre-Refunded to 11/1/24 @ 100)	85,000	97,191
Prince Georges County Gen. Oblig. Series 2018 A, 3.25% 7/15/36	155,000	171,281
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series A, 3.25% 4/1/36	50,000	54,814
Washington Metropolitan Area Transit Auth. Series 2021 A, 3% 7/15/36	150,000	166,523
Washington Suburban San. District Series 2016 2:
4% 6/1/42	155,000	174,842
5% 6/1/34	65,000	77,484
TOTAL MARYLAND		2,234,950
Massachusetts - 3.3%
Boston Gen. Oblig. Series A, 5% 4/1/26	15,000	17,987
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2007, 5.25% 7/1/28	10,000	12,852
Series A, 5.25% 7/1/28	30,000	38,555
Series B, 5% 7/1/33	85,000	98,267
Series C, 5.5% 7/1/23	5,000	5,459
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Prog.) Series 2017 A, 5% 6/1/47	30,000	36,540
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S, 5% 7/1/31	85,000	104,893
Series 2016 A, 5% 7/15/40	25,000	35,697
Series 2016 I, 3% 7/1/32	25,000	26,786
Series 2018 L, 4% 7/1/44	190,000	214,534
Series 2019 K, 5% 7/1/38	175,000	215,845
Series 2020 A2, 5% 7/1/39	95,000	119,630
Series BB1, 4% 10/1/46	30,000	33,705
Series C, 3% 10/1/45 (FSA Insured)	65,000	68,511
Series D, 4% 7/1/45	45,000	48,176
Series F, 5% 8/15/24	5,000	5,650
Massachusetts Edl. Fing. Auth. Rev. Series 2015 A, 5% 1/1/26 (c)	45,000	50,993
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.):
Series 2016 A, 5% 6/15/27	55,000	65,964
Series A, 5% 6/15/25	25,000	28,084
Massachusetts Gen. Oblig.:
Series 2004 C, 5.5% 12/1/24	5,000	5,812
Series 2015 D, 5% 9/1/26	50,000	58,552
Series 2016 B:
4% 7/1/33	25,000	28,589
5% 7/1/27	45,000	55,795
Series 2016 G, 3% 9/1/46	40,000	41,637
Series 2017 E, 5% 11/1/24	30,000	34,300
Series 2017 F, 5% 11/1/44	5,000	6,154
Series 2019 A, 5% 1/1/49	70,000	86,301
Series 2020 B, 5% 7/1/24	100,000	112,887
Series 2021 B, 3% 4/1/47	85,000	90,947
Series A:
5% 3/1/29	35,000	45,057
5% 7/1/31	110,000	131,574
Series B:
5% 7/1/26	25,000	30,180
5% 7/1/27	60,000	74,394
Series C:
5% 5/1/30	40,000	52,585
5% 5/1/31	115,000	123,478
Series D, 5% 7/1/26	30,000	36,215
Series E:
5% 9/1/26 (Pre-Refunded to 9/1/22 @ 100)	45,000	46,989
5% 11/1/26	90,000	109,704
Series F, 5% 11/1/40	115,000	142,086
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series A, 4.5% 12/1/48 (c)	15,000	15,853
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2011 B, 5% 10/15/32 (Pre-Refunded to 10/15/21 @ 100)	100,000	100,149
Series 2012 B, 5% 8/15/28 (Pre-Refunded to 8/15/22 @ 100)	40,000	41,681
Series 2016 B, 5% 11/15/46	20,000	23,959
Series B, 4% 2/15/42	35,000	37,567
Series C:
5% 8/15/33 (Pre-Refunded to 8/15/25 @ 100)	85,000	99,869
5% 11/15/34	20,000	23,978
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005, 5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	85,481
TOTAL MASSACHUSETTS		2,969,901
Michigan - 1.3%
Detroit School District School Bldg. and Site Impt. Series 2005 A, 5.25% 5/1/29 (FSA Insured)	65,000	84,997
Detroit Swr. Disp. Rev. Series 2012 A, 5% 7/1/22	40,000	41,399
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C, 5% 7/1/36	35,000	41,583
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2018 A, 5% 7/1/27	35,000	42,932
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 1A, 5.25% 10/15/47	10,000	10,948
Series 2016 I, 5% 10/15/21	80,000	80,120
Series I:
5% 4/15/26	10,000	11,795
5% 10/15/28	20,000	24,116
5% 10/15/30	35,000	41,974
Series IA, 5% 10/15/22 (Pre-Refunded to 10/15/21 @ 100)	30,000	30,045
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018:
4% 11/1/48	90,000	101,626
5% 11/1/29	55,000	70,185
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/28 (FSA Insured)	5,000	5,638
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 D, 5% 7/1/24 (FSA Insured)	35,000	39,305
Series 2016:
3.25% 11/15/42	25,000	26,501
5% 11/15/23	55,000	60,425
Series 2019 A:
4% 2/15/47	30,000	34,273
5% 2/15/34	45,000	57,065
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/27	25,000	31,345
Series 2010 F, 4% 11/15/47	20,000	22,557
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2016 A, 3.35% 12/1/31	15,000	15,828
Series 2016 B, 3.5% 12/1/41	5,000	5,254
Michigan State Univ. Revs. Series 2019 B, 4% 2/15/37	60,000	69,836
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018:
5% 12/31/26 (c)	50,000	60,143
5% 6/30/28 (c)	45,000	55,895
5% 12/31/31 (c)	15,000	18,480
Michigan Trunk Line Fund Rev. Series 2020 B, 4% 11/15/37	10,000	12,010
Wayne County Arpt. Auth. Rev. Series 2021 B, 5% 12/1/35 (c)	100,000	130,050
TOTAL MICHIGAN		1,226,325
Minnesota - 1.0%
Apple Valley Sr. Living (Minnesota Sr. Living LLC Proj.) Series 2016 A, 4.25% 1/1/37	35,000	33,778
Hennepin County Gen. Oblig. Series 2019 B, 5% 12/15/29	90,000	115,023
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2017 A, 5% 12/15/28	20,000	22,033
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 A, 5% 1/1/49	35,000	42,738
Minnesota Gen. Oblig.:
Series 2017 A, 5% 10/1/28	30,000	37,349
Series 2018 B, 3.25% 8/1/36	55,000	60,589
Series 2019 B, 5% 8/1/27	80,000	99,507
Minnesota Hsg. Fin. Agcy. Series 2021 D, 2.45% 1/1/52	100,000	97,018
Minnesota Pub. Facilities Auth. Rev. Series 2016 B, 3% 3/1/24	140,000	149,170
Owatonna Independent School District 761 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 2.125% 2/1/40	90,000	88,252
Rochester Health Care Facilities Rev. Series 2016 B, 5% 11/15/29	25,000	32,595
Saint Cloud Health Care Rev.:
Series 2016 A, 3.25% 5/1/39	15,000	16,056
Series 2019, 5% 5/1/48	20,000	24,291
Virginia Independent School District #706 Series 2019 A, 3% 2/1/36	85,000	91,501
TOTAL MINNESOTA		909,900
Mississippi - 0.5%
Mississippi Dev. Bank Spl. Obli (Madison County, Mississippi Hwy. Rfdg. Proj.) Series 2013 C, 5% 1/1/27	105,000	127,618
Mississippi Dev. Bank Spl. Oblig. (Mississippi Dept. of Corrections Walnut Grove Correctional Facility Rfdg. Bonds Proj.) Series 2016 A, 5% 8/1/26	45,000	53,511
Mississippi Gen. Oblig. Series 2015 F, 5% 11/1/30 (Pre-Refunded to 11/1/25 @ 100)	75,000	88,797
Mississippi State Gaming Tax Rev. Series 2019 A:
5% 10/15/23	140,000	152,781
5% 10/15/28	5,000	6,297
TOTAL MISSISSIPPI		429,004
Missouri - 0.7%
Missouri Board of Pub. Buildings Spl. Oblig. Series 2014 A, 3% 10/1/29	15,000	15,302
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. Series 2013 A, 5% 7/1/23	40,000	43,342
Missouri Health & Edl. Facilities Auth. Rev. Series 2019 A, 5% 2/1/42	125,000	138,585
Missouri Health & Edl. Facilities Rev.:
Series 2012, 4% 11/15/42	85,000	87,636
Series 2014 A:
4% 6/1/32	40,000	43,379
5% 6/1/29	55,000	61,448
Series 2014 F, 4.25% 11/15/48	15,000	16,384
Series 2016, 5% 11/15/28	30,000	35,654
Series 2017 C:
3.625% 11/15/47	25,000	26,996
4% 11/15/49	55,000	61,389
Series 2019 A, 4% 2/15/49	35,000	39,532
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev. (IATAN 2 Proj.) Series 2014 A, 5% 1/1/28	45,000	49,506
Springfield Pub. Util. Rev. Series 2015, 4% 8/1/31	35,000	39,304
TOTAL MISSOURI		658,457
Montana - 0.0%
Montana Facility Fin. Auth. Rev. Series 2016, 5% 2/15/28	20,000	23,997

Nebraska - 0.2%
Central Plains Energy Proj. Rev. (Proj. No. 3) Series 2012, 5% 9/1/42 (Pre-Refunded to 9/1/22 @ 100)	70,000	72,953
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2015, 4.25% 11/1/45	35,000	38,411
The Board of Regents of The Univ. of Nebraska Series 2016 A, 3% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	5,000	5,565
Univ. of Nebraska Facilities Corp. Series 2021 A, 4% 7/15/62	40,000	46,217
TOTAL NEBRASKA		163,146
Nevada - 0.7%
Clark County Fuel Tax:
Series 2018 B, 5% 12/1/26	65,000	79,232
Series 2019 A:
5% 12/1/24	5,000	5,730
5% 12/1/28	15,000	19,144
Series 2019, 5% 6/1/25	25,000	29,152
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	50,000	61,176
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2019 E, 5% 7/1/24	60,000	67,574
Clark County School District Series 2019 A, 3% 6/15/39 (FSA Insured)	30,000	31,981
Las Vegas Convention & Visitors Auth. Series 2018 C, 4% 7/1/48	115,000	128,203
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2015, 5% 6/1/39	100,000	112,988
Washoe County School District Series 2017 C, 3.25% 10/1/42 (FSA Insured)	50,000	53,723
TOTAL NEVADA		588,903
New Jersey - 4.4%
New Jersey Econ. Dev. Auth.:
Series A:
4% 11/1/37	60,000	69,169
5% 11/1/31	20,000	25,219
Series UU:
5% 6/15/40	30,000	33,121
5% 6/15/40 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,634
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/26	20,000	23,879
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (New Jersey Natural Gas Co. Proj.) Series 2011 C, 3% 8/1/41 (c)	20,000	20,386
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Projs.) Series 2017, 4% 11/1/25	20,000	22,621
Series 2005 N1, 5.5% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	16,474
Series 2013 NN:
4% 3/1/29	15,000	15,620
5% 3/1/26	40,000	42,583
5% 3/1/31	10,000	10,611
Series 2013, 5% 3/1/24	50,000	53,287
Series 2014 PP:
4% 6/15/30	15,000	16,111
5% 6/15/27	65,000	72,656
Series 2014 UU, 5% 6/15/30	10,000	11,129
Series 2015 XX, 4% 6/15/24	50,000	54,657
Series 2018 EE, 5% 6/15/33	70,000	86,888
Series B, 5% 11/1/26	5,000	6,031
Series NN, 5% 3/1/28	35,000	37,207
Series UU, 4% 6/15/32	95,000	101,754
Series WW, 5.25% 6/15/28	45,000	52,370
Series XX, 4.375% 6/15/27	15,000	16,894
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey American Wtr. Co., Inc. Proj.) Series 2019 B, 2.05%, tender 12/3/29 (b)	75,000	78,952
New Jersey Edl. Facility:
Series 2014 A:
5% 9/1/25	10,000	11,278
5% 9/1/26	100,000	112,744
Series 2014, 5% 6/15/24	40,000	44,830
Series 2015 A, 5% 7/1/22	145,000	150,226
Series 2015 G, 5% 7/1/22 (Escrowed to Maturity)	25,000	25,902
Series 2017 B, 4% 7/1/35	50,000	57,731
Series A, 4% 7/1/47	40,000	43,725
New Jersey Gen. Oblig.:
Series 2013, 4% 6/1/27	10,000	10,573
Series 2014, 4% 6/1/34	15,000	16,503
Series 2016, 5% 6/1/24	25,000	28,037
Series O, 5.25% 8/1/22	5,000	5,206
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/23	85,000	92,867
5% 10/1/26	90,000	108,332
5% 10/1/27	10,000	12,314
Series 2016, 3% 7/1/32	25,000	26,467
Series 2017 A, 4% 7/1/52	25,000	27,638
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2018 B, 5% 12/1/22 (c)	25,000	26,323
Series 2019 A, 5% 12/1/27	35,000	42,728
Series 2019 B, 3.25% 12/1/39 (c)	65,000	68,945
New Jersey Sports & Exposition Auth. Contract Rev. Series 2018 A, 5% 9/1/24	50,000	56,401
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/29	30,000	37,426
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 C2, 5.5% 1/1/25 (AMBAC Insured)	65,000	75,465
Series 2005 A, 5.25% 1/1/26 (FSA Insured)	20,000	23,958
Series 2012 B, 5% 1/1/28 (Pre-Refunded to 1/1/23 @ 100)	40,000	42,390
Series 2013 A, 5% 1/1/32 (Pre-Refunded to 7/1/22 @ 100)	35,000	36,263
Series 2014 A, 5% 1/1/29	5,000	5,617
Series 2015 E:
5% 1/1/32	120,000	136,809
5% 1/1/45	45,000	51,117
Series 2016 A, 5% 1/1/33	30,000	35,223
Series 2017 B, 4% 1/1/35	5,000	5,793
Series 2017 E, 5% 1/1/29	10,000	12,454
Series 2017 G:
4% 1/1/43	25,000	28,492
5% 1/1/37	65,000	79,685
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/25	20,000	19,108
0% 12/15/29 (FSA Insured)	110,000	96,152
0% 12/15/32 (FSA Insured)	10,000	8,042
Series 2006, 5.25% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	35,348
Series 2008 A:
0% 12/15/37	5,000	3,350
0% 12/15/38	65,000	42,103
Series 2010 A:
0% 12/15/25	10,000	9,514
0% 12/15/27	30,000	27,234
0% 12/15/29	30,000	25,780
0% 12/15/32	35,000	27,498
0% 12/15/33	10,000	7,620
Series 2012 A, 5% 6/15/42	50,000	51,660
Series 2012 AA:
3.25% 6/15/38	90,000	91,873
4% 6/15/30	50,000	51,312
5% 6/15/38	20,000	20,664
Series 2013 AA, 5% 6/15/27	190,000	204,609
Series 2014 AA, 5% 6/15/38	20,000	22,106
Series 2015 AA, 5.25% 6/15/32	5,000	5,811
Series 2016 A, 5% 6/15/30	25,000	29,412
Series 2016 A-2, 5% 6/15/23	50,000	53,940
Series 2018 A, 5% 12/15/24	20,000	22,829
Series 2019 AA, 4.5% 6/15/49	65,000	76,188
Series A:
0% 12/15/26	70,000	65,173
0% 12/15/31	70,000	56,611
4% 12/15/31	80,000	93,833
4.25% 12/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	26,180
4.25% 12/15/38	20,000	23,120
Series A1, 4.1% 6/15/31	55,000	61,711
Series AA:
4% 6/15/31	10,000	10,262
4% 6/15/36	30,000	34,338
4% 6/15/38	55,000	64,203
5% 6/15/23	5,000	5,396
5% 6/15/44	20,000	21,343
5.25% 6/15/27	30,000	34,937
Series BB, 5% 6/15/33	75,000	93,094
Series C, 5.25% 6/15/32	35,000	39,944
TOTAL NEW JERSEY		3,975,013
New Mexico - 0.4%
Albuquerque School District #12 Series 2014 B, 5% 8/1/22	30,000	31,192
New Mexico Hosp. Equip. Ln. Council Rev. Series 2019 A, 3% 8/1/48	100,000	104,397
New Mexico Severance Tax Rev. Series 2018 A:
5% 7/1/23	50,000	54,178
5% 7/1/25	155,000	181,118
TOTAL NEW MEXICO		370,885
New York - 16.0%
Battery Park City Auth. Rev. Series 2019 B, 5% 11/1/38	110,000	141,187
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (FSA Insured)	25,000	25,731
Dorm. Auth. New York Univ. Rev.:
Series 2016 A, 5% 7/1/37	5,000	5,890
Series 2017 A:
5% 7/1/24	30,000	33,857
5% 10/1/29	35,000	43,361
5% 10/1/47	70,000	105,030
Series 2018 A, 5% 10/1/48	80,000	120,930
Series 2018 B, 5% 10/1/38	45,000	55,803
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
4% 2/15/44	30,000	33,692
5% 2/15/39	70,000	83,034
Liberty Dev. Corp. Rev. Series 2005, 5.25% 10/1/35	75,000	105,511
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 1998 A, 0% 12/1/26 (FSA Insured)	125,000	118,707
Series 2012 B, 5% 9/1/25	35,000	36,513
Series 2016 B, 5% 9/1/46	10,000	11,822
Series 2017:
5% 9/1/23	55,000	60,049
5% 9/1/47	20,000	23,968
Series 2018, 5% 9/1/35	30,000	37,789
Series 2020 A, 5% 9/1/30	105,000	138,367
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2020 A, 5% 7/1/25	370,000	432,949
New York City Gen. Oblig.:
Series 2008 J, 3% 8/1/26	45,000	50,090
Series 2016, 3% 8/1/34	75,000	79,306
Series 2017, 5% 8/1/27	95,000	117,613
Series 2018 1, 5% 8/1/28	30,000	37,015
Series 2019 D, 5% 12/1/34	25,000	31,378
Series 2019 E:
5% 8/1/25	120,000	140,654
5% 8/1/34	70,000	87,486
Series 2020 A, 4% 8/1/44	80,000	92,182
Series 2020 A1, 5% 8/1/35	150,000	189,550
Series 2021 C, 5% 8/1/29	80,000	103,279
Series A, 5% 8/1/37	140,000	167,063
Series B1, 5% 10/1/32	55,000	70,320
Series C, 3% 8/1/29	50,000	54,393
Series E:
5% 8/1/25	15,000	15,937
5% 8/1/26	25,000	30,201
Series F, 5% 8/1/24	35,000	38,001
Series F1, 5% 3/1/27	80,000	85,284
Series J, 5% 8/1/24	35,000	39,618
New York City Hsg. Dev. Corp.:
Bonds Series H, 2.95%, tender 2/1/26 (b)	60,000	64,346
Series 2016 I1A, 3.95% 11/1/36	10,000	10,833
Series 2020 A, 2.55% 8/1/40	110,000	111,135
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. Series 2014, 3% 2/15/48	100,000	101,925
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds Series D2, 0.7%, tender 11/1/24 (b)	25,000	25,066
Series 2019 E1, 3.25% 11/1/49	35,000	35,992
New York City Indl. Dev. Agcy. Rev. Series 2009 A:
0% 3/1/39 (Assured Guaranty Corp. Insured)	20,000	13,122
0% 3/1/44	90,000	49,711
0% 3/1/45 (Assured Guaranty Corp. Insured)	15,000	7,987
0% 3/1/46 (Assured Guaranty Corp. Insured)	25,000	12,874
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2013 DD, 5% 6/15/38	65,000	70,018
Series 2015 HH, 5% 6/15/29	5,000	5,808
Series 2016 CC1, 4% 6/15/38	25,000	28,420
Series 2017 DD, 5.25% 6/15/47	60,000	73,122
Series 2018 AA, 5% 6/15/37	25,000	30,249
Series 2018 CC, 4% 6/15/37	60,000	68,837
Series 2018 DD1, 5% 6/15/48	140,000	170,181
Series 2019 DD, 5.25% 6/15/49	60,000	75,357
Series 2020 BB, 3% 6/15/49	105,000	110,998
Series 2020 CC1, 4% 6/15/49	65,000	75,511
Series 2020 GG 2, 5% 6/15/26	185,000	212,574
Series BB, 5% 6/15/49	90,000	113,078
Series CC:
4% 6/15/42	15,000	17,606
5% 6/15/30	25,000	32,824
Series DD:
5% 6/15/25	60,000	66,281
5% 6/15/36	55,000	61,773
Series EE, 5% 6/15/34	45,000	52,868
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1:
5% 7/15/24	110,000	124,278
5% 7/15/43	75,000	85,326
Series 2015 S2, 5% 7/15/40	80,000	92,522
Series 2018 S4, 5% 7/15/31	10,000	12,541
Series S1:
5% 7/15/27	55,000	63,113
5% 7/15/35	95,000	115,542
Series S4, 5.25% 7/15/35	35,000	44,267
New York City Transitional Fin. Auth. Rev.:
Series 2011 A, 5% 11/1/23	100,000	100,367
Series 2014, 5% 11/1/25	55,000	61,605
Series 2016 A, 5% 5/1/40	105,000	123,467
Series 2017 B, 4% 8/1/37	50,000	56,023
Series 2017 F, 5% 5/1/31	50,000	60,945
Series 2018 A2, 5% 8/1/39	55,000	66,877
Series 2018 B, 4% 8/1/36	50,000	57,463
Series 2018 C3, 4% 5/1/44	10,000	11,401
Series 2019 A, 5% 8/1/40	75,000	92,708
Series 2019 C, 4% 11/1/37	70,000	82,111
Series 2022 A1, 4% 11/1/36	100,000	120,408
Series A, 4% 11/1/35	20,000	23,791
Series A1, 5% 5/1/23	40,000	43,028
Series B, 4% 8/1/39	5,000	5,785
Series B1, 5% 11/1/37	100,000	116,795
Series C:
3.25% 11/1/43	30,000	32,195
4% 2/1/27	135,000	158,188
Series C1:
4% 5/1/40	90,000	105,318
4% 5/1/44	120,000	138,785
Series E, 5% 2/1/40	115,000	137,706
New York City Trust Cultural Resources Rev. Series 2016 1E:
4% 4/1/26	50,000	57,211
4% 4/1/27	35,000	40,673
4% 4/1/28	40,000	46,267
New York Convention Ctr. Dev. Corp. Rev. Series 2016 B:
0% 11/15/38	105,000	68,386
0% 11/15/44	25,000	13,127
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2013 A, 5% 2/15/43 (Pre-Refunded to 2/15/23 @ 100)	215,000	229,079
Series 2016 D, 5% 2/15/26	40,000	47,727
New York Dorm. Auth. Rev.:
Series 1:
3% 7/1/34	25,000	27,585
5% 7/1/23 (Pre-Refunded to 1/1/22 @ 100)	15,000	15,178
5% 7/1/30	30,000	39,006
Series 2014 A, 5.5% 1/1/39	30,000	32,913
Series 2015 A:
3.75% 7/1/46	55,000	58,662
5% 5/1/33	35,000	40,080
Series 2018 A, 5% 8/1/29	105,000	129,617
Series 2019 A:
4% 7/1/45	30,000	34,583
5% 7/1/23	135,000	146,281
5% 7/1/27	100,000	124,053
Series 2019 C, 4% 7/1/49	30,000	35,048
Series 2020 A2, 5% 7/1/31	25,000	33,010
Series 2020, 3% 2/1/50	100,000	103,996
Series 2021 A, 5% 7/1/26	100,000	119,526
New York Dorm. Auth. Sales Tax Rev.:
Series 2013 A, 5% 3/15/24	155,000	165,750
Series 2016 A, 5% 3/15/29	70,000	84,480
Series 2017 A:
5% 3/15/43	75,000	90,001
5% 3/15/44	15,000	17,982
Series 2018, 5% 3/15/48	25,000	30,807
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. (New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2017 A, 3.5% 6/15/36	40,000	43,920
Series 2018 A, 5% 6/15/30	30,000	38,040
Series 2019 B, 5% 6/15/31	25,000	32,399
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A:
0% 11/15/30	225,000	193,352
0% 11/15/32	60,000	48,883
5% 11/15/23	30,000	31,596
5% 11/15/25	80,000	84,164
Series 2016 A, 5% 11/15/26	35,000	42,550
New York Metropolitan Trans. Auth. Rev.:
Series 2012 B, 4.25% 11/15/39	15,000	15,557
Series 2012 E, 3.5% 11/15/32	155,000	158,661
Series 2012 F:
5% 11/15/25	45,000	47,269
5% 11/15/30	220,000	230,557
Series 2013 C, 5% 11/15/21	50,000	50,272
Series 2014 D1, 5% 11/15/33	170,000	189,910
Series 2015 D1, 5% 11/15/31	20,000	23,159
Series 2015 F, 3.25% 11/15/31	160,000	171,605
Series 2016 B, 5% 11/15/29	115,000	137,173
Series 2016 C, 4% 11/15/26	65,000	74,251
Series 2016 D, 5% 11/15/27	30,000	36,054
Series 2017 B, 5% 11/15/23	55,000	60,109
Series 2017 C1:
5% 11/15/24	40,000	45,180
5% 11/15/25	15,000	17,393
5% 11/15/28	35,000	42,748
Series 2017 D:
4% 11/15/42	15,000	16,775
5% 11/15/27	50,000	60,678
Series 2018 B:
5% 11/15/25	15,000	17,393
5% 11/15/27	80,000	97,085
5% 11/15/28	50,000	61,711
Series 2019 B, 4% 11/15/49 (FSA Insured)	75,000	85,721
New York State Dorm. Auth.:
Series 2015 B, 5% 2/15/42	35,000	39,923
Series 2017 B, 5% 2/15/39	110,000	133,837
Series 2019 A, 5% 3/15/40	15,000	18,704
Series 2021 A, 4% 3/15/43	150,000	174,917
New York State Envir. Facilities Corp. Rev.:
(2010 Master Fing. Prog.) Series 2014 B, 5% 11/15/39	185,000	205,990
Series 2019 A, 5% 2/15/49	30,000	37,676
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	10,000	10,250
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 N, 3.05% 11/1/52	65,000	66,785
Series 2019 R, 3.15% 11/1/54	5,000	5,134
Series L, 3.45% 11/1/42	15,000	15,742
New York State Mtg. Agcy. Homeowner Mtg. Series 220, 2.85% 10/1/44	15,000	15,319
New York State Mtg. Agcy. Rev. Series 48, 3.45% 10/1/33	15,000	15,284
New York State Urban Dev. Corp. Series 2020 A, 4% 3/15/45	310,000	356,161
New York State Urban Eev Corp. Series 2019 A:
4% 3/15/46	30,000	34,346
5% 3/15/39	200,000	252,673
New York Thruway Auth. Gen. Rev.:
Series 2014 K, 5% 1/1/23	240,000	254,158
Series 2016 A, 5% 1/1/51	35,000	40,229
Series 2019 B, 4% 1/1/45 (FSA Insured)	125,000	144,002
Series J, 5% 1/1/27	175,000	193,008
Series K:
5% 1/1/28	40,000	45,686
5% 1/1/29	50,000	57,004
Series L, 5% 1/1/34	35,000	42,755
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (c)	15,000	18,107
(LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A, 4% 1/1/51 (FSA Insured) (c)	20,000	21,487
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 A, 4% 12/1/40 (c)	70,000	79,189
(Term. one Group Assoc., L.P. Proj.) Series 2015, 5% 1/1/23 (c)	110,000	115,951
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 5% 3/15/29	10,000	10,678
Series 2016 A, 5% 3/15/26	40,000	47,792
Series 2017 C, 5% 3/15/27	90,000	110,544
Series 2019 A:
5% 3/15/42	10,000	12,280
5% 3/15/44	25,000	30,592
Onondaga County Trust for Cultural Resources Rev. Series 2019:
5% 12/1/39	75,000	95,709
5% 12/1/40	65,000	82,780
Oyster Bay Gen. Oblig.:
Series 2018, 5% 2/15/23	105,000	111,571
Series 2021, 4% 3/1/23	90,000	94,576
Suffolk County Gen. Oblig. Series 2015 C:
5% 5/1/23	20,000	21,285
5% 5/1/27	10,000	10,987
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	51,946
Triborough Bridge & Tunnel Auth. Revs.:
Series 2008 B3, 5% 11/15/37	60,000	70,130
Series 2012 B:
5% 11/15/23	100,000	105,300
5% 11/15/29	35,000	36,823
Series 2013 A:
0% 11/15/30	85,000	71,996
0% 11/15/32	90,000	71,887
Series 2016 A, 5% 11/15/41	25,000	29,242
Series 2018 C, 5% 11/15/37	25,000	31,249
Series 2019 A, 5% 11/15/49	40,000	49,250
Util. Debt Securitization Auth.:
Series 2015, 3% 12/15/32	15,000	16,047
Series 2017, 5% 12/15/41	50,000	61,479
Westchester County Healthcare Series 2000 A, 5% 11/1/22 (Pre-Refunded to 11/1/21 @ 100)	90,000	90,326
Westchester County Local Dev. Co. (Westchester Obligated Group Proj.) Series 2016, 3.75% 11/1/37	30,000	31,363
TOTAL NEW YORK		14,599,953
New York And New Jersey - 0.9%
Port Auth. of New York & New Jersey:
Series 189:
5% 5/1/27	60,000	69,513
5% 5/1/30	80,000	92,345
Series 194, 5% 10/15/30	15,000	17,581
Series 198, 5% 11/15/46	50,000	58,723
Series 2018 209, 5% 7/15/36	115,000	142,542
Series 202, 5% 10/15/30 (c)	30,000	35,949
Series 207, 5% 9/15/26 (c)	5,000	6,002
Series 209, 5% 7/15/31	30,000	37,599
Series 211, 4% 9/1/43	55,000	63,576
Series 212, 5% 9/1/32	175,000	223,315
Series 214, 5% 9/1/33 (c)	60,000	75,410
TOTAL NEW YORK AND NEW JERSEY		822,555
North Carolina - 1.6%
Cape Fear Pub. Utillity Auth. Series 2016, 5% 8/1/28	105,000	125,867
Charlotte Gen. Oblig. Series 2012 A, 5% 7/1/27 (Pre-Refunded to 7/1/22 @ 100)	115,000	119,150
Charlotte Int'l. Arpt. Rev. Series 2017 A, 5% 7/1/47	55,000	66,763
Charlotte Wtr. & Swr. Sys. Rev. Series 2018, 4% 7/1/47	25,000	28,853
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2013 A, 5% 1/15/39	80,000	84,620
Greensboro Combined Enterprise Sys. Rev. Series 2017 A, 4% 6/1/47	70,000	79,659
Mecklenburg County Gen. Oblig. Series 2018, 3.25% 3/1/34	65,000	72,638
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series 2015 B, 5% 10/1/41 (Pre-Refunded to 10/1/25 @ 100)	10,000	11,807
North Carolina Gen. Oblig.:
Series 2013 D, 4% 6/1/23	105,000	111,642
Series 2016 A, 5% 6/1/27	40,000	47,880
North Carolina Grant Anticipation Rev.:
Series 2015, 5% 3/1/27	70,000	80,224
Series 2019:
5% 3/1/31	5,000	6,344
5% 3/1/32	30,000	37,932
North Carolina Ltd. Oblig.:
Series 2019 A, 5% 5/1/25	30,000	34,896
Series 2020 B, 5% 5/1/29	35,000	45,338
North Carolina Med. Care Commission Health Care Facilities Rev.:
Series 2012 A, 4% 12/1/45	10,000	10,273
Series 2016 A, 5% 6/1/28	140,000	176,260
Series 2020 A, 4% 10/1/45	45,000	50,700
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2018:
5% 1/1/28	100,000	122,769
5% 1/1/30	55,000	68,406
Union County Enterprise Systems Rev. Series 2021, 3% 6/1/37	80,000	89,238
TOTAL NORTH CAROLINA		1,471,259
North Dakota - 0.1%
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 2.25% 7/1/41	50,000	49,285
Series C, 3.35% 7/1/42	30,000	31,652
TOTAL NORTH DAKOTA		80,937
Ohio - 2.5%
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A, 5% 8/1/27	25,000	30,839
American Muni. Pwr., Inc. Rev. Series 2015 A, 5% 2/15/27	180,000	198,489
Cleveland Pub. Pwr. Sys. Rev. Series B2, 0% 11/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	28,826
Columbus Gen. Oblig.:
Series 2016 A, 4% 8/15/27	30,000	33,949
Series 2018 A, 5% 4/1/30	30,000	38,132
Cuyahoga County Hosp. Rev. Series 2017, 5% 2/15/52	5,000	5,797
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	36,501
Franklin County Rev. Series 2017 OH, 5% 12/1/46	85,000	102,423
Gahanna-Jefferson School District Series 2021, 2% 12/1/50 (FSA Insured)	155,000	138,024
Hamilton County Sales Tax Rev. Series 2016 A, 5% 12/1/27	55,000	68,322
Northeastern Local School District of Clark and Champaign Series 2018, 4% 12/1/55 (FSA Insured)	55,000	61,783
Ohio Gen. Oblig.:
Series 2015 A:
5% 9/1/23	25,000	27,285
5% 9/15/26	35,000	42,506
Series 2015 C, 5% 11/1/28	25,000	28,973
Series 2016 A, 5% 12/15/22	150,000	158,704
Series 2017 C, 5% 8/1/26	20,000	24,203
Series 2018 A, 5% 2/1/29	15,000	17,766
Series 2019 A, 5% 5/1/27	90,000	111,052
Series R, 5% 5/1/24	110,000	123,361
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/33	40,000	49,445
Ohio Hosp. Rev. Series 2016 A, 5% 1/15/41	30,000	34,673
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2019 A:
3.5% 9/1/34	10,000	10,633
4% 3/1/49	10,000	10,790
Ohio Parks & Recreation Cap. Facilities Series 2017 A, 5% 12/1/31	40,000	49,181
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	45,870
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.):
Series 2005 A, 0% 2/15/43	30,000	17,621
Series 2013 A2, 0% 2/15/37	80,000	56,569
Series A, 5% 2/15/48 (Pre-Refunded to 2/15/23 @ 100)	100,000	106,463
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2019 A, 5% 6/1/27	55,000	68,047
Ohio Wtr. Dev. Auth. Rev. Series 2016 B, 5% 6/1/24	100,000	112,546
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2019 B, 3% 6/1/46	35,000	37,793
Series 2020 A:
5% 6/1/33	110,000	144,098
5% 12/1/37	115,000	148,879
5% 12/1/38	55,000	71,033
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	15,000	16,129
TOTAL OHIO		2,256,705
Oklahoma - 0.9%
Edmond Pub. Works Auth. Sales Tax & Util. Sys. Rev. Series 2017, 4% 7/1/47	55,000	62,469
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	40,000	45,403
Oklahoma Dev. Fin. Auth. Lease Series 2016 D, 4% 6/1/36	200,000	223,960
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2016 A, 5% 1/1/47	10,000	11,459
Oklahoma Tpk. Auth. Tpk. Rev.:
Series 2017 C:
4% 1/1/42	30,000	34,143
5% 1/1/47	30,000	35,555
Series 2017 D:
5% 1/1/25	100,000	114,913
5% 1/1/26	5,000	5,937
5% 1/1/27	100,000	122,232
Series 2017 E, 4% 1/1/31	100,000	114,577
Univ. of Oklahoma Gen. Rev. Series 2015 C, 5% 7/1/36	5,000	5,715
TOTAL OKLAHOMA		776,363
Oregon - 1.3%
Bend La Pine General Obligation Series 2017, 5% 6/15/26	90,000	108,548
Clackamas County School District No. 46:
Series 2009:
0% 6/15/32	50,000	41,744
0% 6/15/39	10,000	6,854
Series B, 0% 6/15/34	20,000	15,842
Deschutes & Jefferson Counties School District #2J Redmond Series 2008 B, 0% 6/15/26	10,000	9,632
Greater Albany School Distrct No. 8J Series 2017, 5% 6/15/27	60,000	74,080
Oregon Dept. of Trans. Hwy. User Tax Rev.:
Series 2012 A, 5% 11/15/23 (Pre-Refunded to 11/15/22 @ 100)	225,000	237,166
Series 2013 A, 5% 11/15/38 (Pre-Refunded to 11/15/23 @ 100)	80,000	88,060
Oregon Facilities Auth. Rev. (Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	35,000	39,444
Oregon Gen. Oblig.:
Series 2021 A, 4% 5/1/38	55,000	67,049
Series A, 4% 5/1/37	75,000	88,918
Oregon Health and Science Univ. Spl. Rev. Series 2016 B, 5% 7/1/39	35,000	41,297
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2015 D, 5% 4/1/27	70,000	80,770
Portland Swr. Sys. Rev. Series B, 3% 10/1/28	95,000	100,893
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A, 3% 5/15/49	65,000	67,637
Sherwood School District No. 88J Washington, Clackamas, and Yamhill Counties Series 2018 A, 0% 6/15/48	255,000	97,578
Tri-County Metropolitan Trans. District Rev. Series 2017 A, 5% 10/1/22	10,000	10,470
TOTAL OREGON		1,175,982
Pennsylvania - 3.4%
Allegheny County Series C77, 5% 11/1/43	25,000	30,690
Allegheny County Hosp. Dev. Auth. Rev. Series 2018 A, 4% 4/1/38	30,000	34,083
Berks County Muni. Auth. Rev. (The Reading Hosp. and Med. Ctr. Proj.) Series 2012, 5% 11/1/44	95,000	96,173
Bristol School District Series 2013, 5% 6/1/40	30,000	32,108
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (FSA Insured)	15,000	17,016
Delaware County Auth. College Rev. Series 2017 A, 5% 10/1/42	140,000	167,302
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A, 5% 1/1/32	10,000	12,648
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 5% 8/15/42	10,000	11,796
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2016 A, 3.125% 8/15/35	10,000	10,654
Pennsylvania Ctfs. Prtn. Series 2018 A, 4% 7/1/46	95,000	105,885
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2017 A:
5% 11/15/27	125,000	155,361
5% 11/15/28	85,000	105,070
Series 2020 A, 4% 4/15/50	85,000	97,314
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
4.125% 12/31/38 (c)	20,000	22,430
5% 12/31/28 (c)	40,000	47,403
Pennsylvania Gen. Oblig.:
Series 2012, 5% 6/1/25 (Pre-Refunded to 6/1/22 @ 100)	105,000	108,364
Series 2013, 5% 10/15/22	20,000	20,994
Series 2015 1:
5% 8/15/23	5,000	5,445
5% 3/15/26	85,000	98,218
Series 2015:
4% 8/15/34	25,000	27,985
5% 3/15/24	70,000	78,083
5% 8/15/32	60,000	70,089
Series 2016 2, 3% 9/15/36	15,000	16,055
Series 2016:
5% 9/15/23	35,000	38,248
5% 9/15/27	10,000	12,117
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2015 A, 5% 9/1/39	135,000	152,246
Series 2016 C:
3% 8/15/41	35,000	36,729
5% 8/15/25	55,000	64,455
Pennsylvania Hsg. Fin. Agcy. Series 2019 128B, 3.85% 4/1/38	25,000	27,170
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2012 114C, 3.3% 10/1/32	35,000	35,040
Series 2017 123B, 3.45% 10/1/32	15,000	16,016
Series 2017 125B, 3.65% 10/1/42	20,000	21,196
Pennsylvania Pub. School Bldg. Auth. School Rev. Series 2016 A, 5% 12/1/27	115,000	140,179
Pennsylvania Tpk. Commission Registration Fee Rev. Series 2005 A, 5.25% 7/15/23 (FSA Insured)	35,000	38,118
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 B, 0% 12/1/41 (d)	20,000	20,883
Series 2014 A, 0% 12/1/39 (d)	35,000	38,311
Series 2014 C:
5% 12/1/39	150,000	169,982
5% 12/1/44	50,000	56,258
Series 2015 A1, 5% 12/1/26	115,000	133,627
Series 2017 2, 5% 12/1/30	75,000	92,205
Series 2017 B, 5.25% 6/1/47	55,000	66,477
Series 2017 B1, 5% 6/1/30	45,000	54,527
Series 2017, 5% 12/1/40	10,000	12,081
Series 2019 A:
4% 12/1/49	100,000	114,175
5% 12/1/34	100,000	128,007
5% 12/1/35	35,000	44,229
Series 2019, 5% 12/1/32	10,000	12,635
Philadelphia Auth. for Indl. Dev.:
(The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	45,000	51,839
Series 2017 A, 4% 9/1/42	25,000	27,797
Philadelphia Gen. Oblig.:
Series 2015 B, 5% 8/1/25	15,000	17,520
Series 2017 A, 5% 8/1/23	20,000	21,746
Philadelphia School District:
Series 2007 A, 5% 6/1/27 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	12,341
Series 2018 B, 4% 9/1/43	20,000	22,977
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series B, 0% 9/1/28 (FGIC Insured)	15,000	13,314
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2016, 3% 8/15/42	50,000	51,834
TOTAL PENNSYLVANIA		3,115,445
Pennsylvania, New Jersey - 0.1%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2017, 5% 7/1/36	65,000	78,309

Rhode Island - 0.1%
Rhode Island & Providence Plantations Series C, 3% 1/15/36	95,000	104,321
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/24	20,000	22,286
TOTAL RHODE ISLAND		126,607
South Carolina - 0.9%
Brookland-Cayce School District No. 002 Series 2016, 3% 3/1/38	20,000	21,415
Charleston Wtrwks. & Swr. Rev. Series 2015, 5% 1/1/45 (Pre-Refunded to 1/1/25 @ 100)	110,000	126,395
Lexington County School District #1 Series 2019 B, 2.25% 2/1/34	25,000	25,808
South Carolina Jobs-Econ. Dev. Auth. (SPE Fayssoux Properties, LLC Proj.) Series 2016 A, 3% 8/15/38	25,000	25,487
South Carolina Ports Auth. Ports Rev. Series A, 5% 7/1/54	85,000	103,592
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 A, 5% 12/1/38	140,000	152,583
Series 2013, 5.125% 12/1/43	105,000	114,777
Series 2014 A, 5.5% 12/1/54	25,000	27,991
Series 2014 C:
5% 12/1/29	25,000	28,273
5% 12/1/36	25,000	28,177
Series 2015, 5% 12/1/23	60,000	66,038
Series 2016 A, 3.25% 12/1/35	10,000	10,683
Series A, 3% 12/1/41	20,000	21,319
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A, 5% 10/1/38	45,000	54,825
TOTAL SOUTH CAROLINA		807,363
Tennessee - 1.1%
Blount County Series 2016 B, 5% 6/1/27	70,000	83,826
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 3% 8/1/39	20,000	21,062
Chattanooga-Hamilton County Hosp. Auth. Rev. Series 2014 A, 5% 10/1/44	30,000	33,203
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/33	35,000	37,733
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	30,000	31,627
Series 2016 A, 4% 1/1/42	15,000	16,621
Series 2019, 4% 11/15/43	5,000	5,679
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series 2013, 5% 7/1/32	70,000	75,517
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 A:
4% 7/1/49	45,000	51,898
4% 7/1/54	35,000	40,186
New Memphis Arena Bldg. Auth. (City of Memphis Proj.) Series 2021, 0% 4/1/43	180,000	103,837
Tennessee Energy Acquisition Corp.:
Bonds Series 2018, 4%, tender 11/1/25 (b)	20,000	22,414
Series 2006 A, 5.25% 9/1/26	20,000	23,746
Series 2006 C:
5% 2/1/24	15,000	16,539
5% 2/1/27	15,000	17,874
Tennessee Gen. Oblig. Series 2016 A, 5% 8/1/35	50,000	59,745
Tennessee Hsg. Dev. Agcy. Series 2012 2C:
3.1% 7/1/28	80,000	80,366
3.8% 7/1/43	45,000	45,278
Tennessee Hsg. Dev. Agcy. Residential Series 2020 1A, 2.4% 1/1/44	25,000	25,111
Tennessee School Board Auth.:
Series 2012 A, 5% 5/1/39 (Pre-Refunded to 5/1/22 @ 100)	180,000	184,984
Series A, 5% 11/1/42	50,000	60,680
TOTAL TENNESSEE		1,037,926
Texas - 8.9%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	60,780
Alvin Independent School District Series 2019, 3.375% 2/15/40	15,000	16,600
Austin Independent School District:
Series 2016 A, 5% 8/1/30	55,000	66,151
Series 2017, 4% 8/1/33	5,000	5,728
Series 2019, 4% 8/1/35	25,000	29,454
Bexar County Gen. Oblig. Series 2013 B, 5% 6/15/43 (Pre-Refunded to 6/15/23 @ 100)	200,000	216,257
Bexar County Hosp. District Series 2020, 3% 2/15/36	15,000	16,163
Bexar County Rev. Series 2015, 4% 8/15/51 (Pre-Refunded to 8/15/24 @ 100)	15,000	16,541
Brownsville Util. Sys. Rev. Series 2013A, 5% 9/1/28 (Pre-Refunded to 9/1/23 @ 100)	170,000	185,192
Central Reg'l. Mobility Auth.:
Series 2013, 5% 1/1/33 (Pre-Refunded to 1/1/23 @ 100)	60,000	63,585
Series 2016, 3.375% 1/1/41	45,000	47,690
City of Denton Series 2017, 4% 2/15/47	15,000	16,663
College of the Mainland Series 2019, 3.75% 8/15/49	50,000	55,337
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	40,000	43,900
Conroe Independent School District Series 2020 A, 2.25% 2/15/46	85,000	84,405
Cypress-Fairbanks Independent School District:
Series 2019, 5% 2/15/30	45,000	57,504
Series 2020 A, 3% 2/15/35	180,000	202,732
Dallas County Hosp. District Series 2019, 5% 8/15/30	75,000	93,840
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 C, 5% 11/1/45	120,000	120,411
Series 2013 D, 5.25% 11/1/25	35,000	35,132
Series 2013 F, 5% 11/1/21	30,000	30,110
Series 2014 A, 5.25% 11/1/27 (c)	10,000	10,966
Series 2020 A, 5% 11/1/30	65,000	85,931
Dallas Gen. Oblig. Series 2013 A, 4% 2/15/32	40,000	49,349
Dallas Independent School District Series 2019 B, 3% 2/15/37	20,000	22,145
Denton Independent School District Series 2014, 5% 8/15/38 (Pre-Refunded to 8/15/24 @ 100)	60,000	68,054
Eagle Mountain & Saginaw Independent School District Series 2019, 4% 8/15/50	20,000	22,852
Fort Bend Independent School District:
Series 2017 E, 5% 2/15/27	135,000	165,317
Series 2021 A, 2.3% 8/15/46	130,000	125,967
Frisco Independent School District:
Series 2017, 4% 8/15/35	30,000	34,288
Series 2019, 4% 8/15/39	35,000	41,223
Grand Parkway Trans. Corp.:
Series 2013:
0% 10/1/31 (d)	165,000	190,518
0% 10/1/32 (d)	35,000	40,465
0% 10/1/48 (d)	70,000	80,157
Series 2018 A, 5% 10/1/37	40,000	49,385
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2019 A, 3% 10/1/39	55,000	58,894
Harris County Gen. Oblig. Series 2016 A, 5% 8/15/33	35,000	41,846
Harris County-Houston Sports Auth. Rev.:
Series 2001 A, 0% 11/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	9,145
Series 2014:
0% 11/15/48 (FSA Insured)	40,000	12,791
0% 11/15/49 (FSA Insured)	35,000	10,616
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/38	20,000	24,629
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2001 B:
0% 9/1/23 (AMBAC Insured)	25,000	24,660
0% 9/1/33 (AMBAC Insured)	120,000	92,604
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (St. John's School Proj.) Series 2013 A, 5% 9/1/42 (Pre-Refunded to 9/1/22 @ 100)	25,000	26,070
Houston Independent School District:
Series 2013 A:
5% 2/15/22	25,000	25,441
5% 2/15/24	15,000	15,960
Series 2017:
5% 2/15/22	15,000	15,266
5% 2/15/23	20,000	21,314
5% 2/15/27	30,000	36,808
Houston Util. Sys. Rev.:
Series 2014 D, 5% 11/15/25	50,000	57,263
Series 2017 B, 5% 11/15/29	90,000	111,301
Houston Wtr. & Swr. Sys. Rev.:
Series 1998 A, 0% 12/1/27 (Escrowed to Maturity)	50,000	46,992
Series A, 0% 12/1/21 (Escrowed to Maturity)	75,000	74,981
Humble Independent School District Series 2020 A, 2% 2/15/42	100,000	95,486
Katy Independent School District Series 2019, 4% 2/15/40	35,000	40,580
Lamar Consolidated Independent School District Series 2021, 3% 2/15/51	125,000	132,844
Leander Independent School District:
Series 2014 D, 0% 8/15/40 (Pre-Refunded to 8/15/24 @ 46.38)	70,000	32,087
Series 2016 A:
0% 8/16/44	30,000	13,549
0% 8/16/44 (Pre-Refunded to 8/16/26 @ 100)	10,000	4,645
Lewisville Independent School District Series 2019, 4% 8/15/36	85,000	99,000
Lower Colorado River Auth. Rev. Series 2015 B, 5% 5/15/30	195,000	225,369
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	10,000	12,085
Midland County Fresh Wtr. Supply District (City of Midland Proj.) Series 2012 A:
0% 9/15/33	150,000	104,435
0% 9/15/35	50,000	31,102
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A, 4% 8/15/40	105,000	117,769
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/41	40,000	45,028
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2016, 3% 6/1/46	50,000	52,400
North Texas Tollway Auth. Rev.:
Series 2008 D:
0% 1/1/30 (Assured Guaranty Corp. Insured)	75,000	66,240
0% 1/1/34 (Assured Guaranty Corp. Insured)	10,000	7,940
0% 1/1/35 (Assured Guaranty Corp. Insured)	30,000	23,162
0% 1/1/38 (Assured Guaranty Corp. Insured)	100,000	70,529
Series 2012 A, 0% 1/1/36 (Assured Guaranty Corp. Insured)	25,000	18,702
Series 2015 A, 5% 1/1/27	100,000	114,599
Series 2017 B, 5% 1/1/25	35,000	37,042
Series 2018:
4.25% 1/1/49	5,000	5,690
5% 1/1/48	70,000	83,256
Series 2021 B, 5% 1/1/31	100,000	131,938
Port Houston Auth. Harris County Series 2018 A, 5% 10/1/28 (c)	90,000	114,434
Rockwall Independent School District Series 2016, 5% 2/15/46 (Pre-Refunded to 2/15/25 @ 100)	110,000	126,970
San Antonio Convention Ctr. Series 2005 A, 5% 7/15/34 (AMBAC Insured) (c)	170,000	170,361
San Antonio Elec. & Gas Sys. Rev.:
Series 2015:
5% 2/1/23	80,000	85,109
5% 2/1/27	30,000	35,518
5% 2/1/32	45,000	52,919
Series 2019, 4% 2/1/28	90,000	107,406
San Antonio Gen. Oblig. Series 2015, 5% 2/1/31 (Pre-Refunded to 2/1/25 @ 100)	175,000	201,687
San Antonio Independent School District:
Series 2019, 5% 8/15/30	20,000	25,280
Series 2021, 5% 8/15/31	200,000	263,995
San Jacinto Cmnty. College District Series 2019 A, 5% 2/15/44	20,000	24,493
Sherman Independent School District Series 2018 A, 5% 2/15/41	50,000	60,954
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2013 A, 4% 11/15/43 (Pre-Refunded to 5/15/23 @ 100)	50,000	53,018
(Baylor Scott & White Health Proj.) Series 2016 A, 3% 11/15/33	100,000	105,755
Texas A&M Univ. Rev. Series 2017 E, 5% 5/15/35	50,000	60,764
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2020 A, 3% 3/1/50	35,000	36,264
Texas Gen. Oblig.:
Series 2014 A:
5% 10/1/21	75,000	75,000
5% 10/1/23	15,000	16,433
5% 10/1/25	110,000	125,422
Series 2014, 5% 4/1/44 (Pre-Refunded to 4/1/24 @ 100)	50,000	55,789
Series 2015 A, 5% 10/1/24	45,000	51,265
Series 2016 A, 5% 4/1/30	50,000	59,440
Series 2017 B:
5% 10/1/29	110,000	136,786
5% 10/1/33	35,000	43,072
Series 2018 B, 5% 8/1/24	30,000	33,958
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 A, 5% 12/31/32	55,000	69,346
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series A, 0% 8/15/29 (AMBAC Insured)	15,000	13,273
Texas Trans. Commission Central Texas Tpk. Sys. Rev.:
Series 2012 A:
4% 8/15/38	40,000	41,081
5% 8/15/41 (Pre-Refunded to 8/15/22 @ 100)	45,000	46,891
Series 2015 C, 5% 8/15/34	55,000	61,591
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 10/15/47	60,000	73,262
Series 2018 A, 4% 10/15/37	10,000	11,659
Series 2018 B, 4% 10/15/34	5,000	5,931
Series 2019 A, 4% 10/15/49	160,000	186,687
Series 2020:
3% 10/15/34	270,000	303,160
5% 8/1/33	55,000	71,784
Travis County Gen. Oblig. Series 2019 A, 5% 3/1/32	60,000	76,156
Univ. of Houston Univ. Revs. Series 2016 A, 5% 2/15/24	50,000	55,511
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 J:
5% 8/15/24	115,000	130,334
5% 8/15/25	60,000	70,416
5% 8/15/26	20,000	24,156
Series 2017 B, 3.375% 8/15/44	15,000	16,399
Series 2019 A, 5% 8/15/31	15,000	19,270
Waller Independent School District Series 2020, 4% 2/15/50	15,000	17,433
TOTAL TEXAS		8,139,282
Utah - 0.4%
Univ. of Utah Gen. Revs.:
Series 2017 A, 5% 8/1/29	20,000	24,646
Series 2021 A1, 4% 8/1/41	80,000	94,725
Utah County Hosp. Rev. Series 2016 B, 3% 5/15/47	145,000	150,250
Utah Transit Auth. Sales Tax Rev.:
Series 2015 A:
5% 6/15/26	10,000	11,660
5% 6/15/29	20,000	23,215
Series 2016, 4% 12/15/29	25,000	28,460
TOTAL UTAH		332,956
Virginia - 2.0%
Arlington County Series 2019, 4% 6/15/35	85,000	101,938
Commonwealth Trans. Board Grant Anticipation Rev.:
Series 2017 A, 5% 9/15/23	10,000	10,930
Series 2017, 5% 3/15/27	15,000	18,419
Fairfax County Econ. Dev. Auth. (Route 28 Proj.) Series 2016 A, 2.875% 4/1/35	45,000	47,299
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2018 B, 5%, tender 5/15/23 (b)	90,000	96,796
Henrico County Wtr. & Swr. Rev. Series 2016, 5% 5/1/46 (Pre-Refunded to 5/1/26 @ 100)	30,000	36,008
Lynchburg Econ. Dev. Series 2017 A, 4% 1/1/47	35,000	38,355
Richmond Gen. Oblig. Series 2019 A, 3% 7/15/34	40,000	44,740
Roanoke Econ. Dev. Authority. Bonds Series 2020 D, 5%, tender 7/1/30 (b)	30,000	38,614
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College And Equip. Progs.) Series 2014 A, 5% 2/1/24	100,000	111,098
(21st Century College and Equip. Progs.):
Series 2015 A, 5% 2/1/28 (Pre-Refunded to 2/1/25 @ 100)	10,000	11,525
Series 2017 E, 5% 2/1/24	45,000	49,972
Series 2019 C, 5% 2/1/30	45,000	57,348
Series 2017 A:
5% 2/1/23	80,000	85,109
5% 2/1/24	60,000	66,659
Virginia Commonwealth Trans. Board Rev.:
Series 2014, 5% 5/15/28	50,000	55,784
Series 2016, 3% 5/15/40	45,000	47,760
Virginia Gen. Oblig. Series 2018 A, 3% 6/1/32	160,000	178,785
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (c)	35,000	40,661
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2016 A, 3% 8/1/35	15,000	16,133
Series 2018 A, 5% 8/1/28	25,000	31,820
Virginia Resources Auth. Clean Wtr. Rev. Series 2015, 5% 10/1/23	250,000	273,928
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2017, 5% 1/1/40 (c)	35,000	35,377
Series 2012, 5.25% 1/1/32 (c)	60,000	62,006
Series 2014, 4% 10/1/38	5,000	5,408
Virginia St Resources Auth. Inf Series 2016 C, 4% 11/1/36	205,000	233,521
TOTAL VIRGINIA		1,795,993
Washington - 3.1%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1:
5% 11/1/27	45,000	54,751
5% 11/1/35	65,000	77,898
5% 11/1/36	90,000	107,661
Clark County School District #114, Evergreen Series 2019, 3% 12/1/38	20,000	21,723
Energy Northwest Elec. Rev.:
Series 2016 A, 5% 7/1/28	10,000	11,989
Series 2017 A, 5% 7/1/26	50,000	51,745
Series 2018 C, 5% 7/1/33	65,000	81,424
Series 2020 A, 5% 7/1/28	30,000	37,998
King County Gen. Oblig. Series 2015 E, 5% 12/1/29	45,000	53,233
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	35,000	38,239
King County Pub. Hosp. District No. 1 Series 2016, 5% 12/1/22	25,000	26,338
King County School District 210 Series 2018, 5% 12/1/30	90,000	111,918
Port of Seattle Rev.:
Series 2017 C, 5% 5/1/32 (c)	170,000	202,220
Series 2018 B:
5% 5/1/24 (c)	75,000	83,657
5% 5/1/25 (c)	65,000	74,956
Washington Convention Ctr. Pub. Facilities Series 2018, 4% 7/1/58	40,000	44,773
Washington Gen. Oblig.:
Series 2013 A, 4% 8/1/35	55,000	56,555
Series 2014 A, 5% 8/1/26	10,000	10,852
Series 2014 B:
5% 8/1/29	25,000	27,120
5% 8/1/31	55,000	59,663
Series 2014 E, 5% 2/1/32	90,000	99,433
Series 2015 B, 5% 2/1/28	40,000	45,971
Series 2015 G, 5% 7/1/26	100,000	114,808
Series 2015 H:
5% 7/1/26	25,000	28,702
5% 7/1/29	15,000	17,169
Series 2016 A1, 5% 8/1/29	90,000	105,266
Series 2016 B, 5% 7/1/32	50,000	58,957
Series 2016 C, 5% 2/1/35	30,000	35,349
Series 2018 D, 5% 8/1/28	30,000	37,111
Series 2020 A, 5% 1/1/26	20,000	23,749
Series 2020 E, 5% 6/1/45	55,000	68,910
Series 2021 A, 5% 8/1/39	125,000	159,779
Series R 2015 C, 5% 7/1/27	25,000	28,650
Series R 2017 A, 5% 8/1/33	40,000	48,068
Series R, 5% 7/1/29	100,000	114,459
Washington Health Care Facilities Auth. Rev.:
Bonds Series 2012 B, 5%, tender 10/1/21 (b)	50,000	50,000
Series 2012 A, 5% 10/1/38	5,000	5,624
Series 2014 C, 4% 10/1/44	55,000	59,874
Series 2015 B, 5% 8/15/24	185,000	209,441
Series 2017 B, 3.5% 8/15/38	70,000	75,759
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	40,000	41,490
(Seattle Pacific Univ. Proj.) Series 2020 A, 5% 10/1/42	75,000	92,240
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	39,580
TOTAL WASHINGTON		2,795,102
West Virginia - 0.4%
West Virginia Gen. Oblig. Series 2019 A, 5% 12/1/32	195,000	248,993
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3% 6/1/33	20,000	21,283
West Virginia Parkways Auth. Series 2018, 3.75% 6/1/48	100,000	112,852
TOTAL WEST VIRGINIA		383,128
Wisconsin - 0.8%
Milwaukee Gen. Oblig. Series 2016 B3, 3% 3/1/31	50,000	53,170
Pub. Fin. Auth. Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2016 A, 3% 6/1/36	5,000	5,267
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016, 5% 3/1/29	40,000	46,976
Pub. Fin. Auth. Student Hsg. (CHF - Wilmington, L.L.C. - Univ. of North Carolina At Wilmington Proj.) Series 2018, 4.125% 7/1/43 (FSA Insured)	30,000	33,767
Wisconsin Gen. Oblig.:
Series 1, 5% 11/1/26	40,000	48,735
Series 2016 2, 5% 11/1/29	65,000	77,718
Series 3, 5% 11/1/31	25,000	30,413
Series A, 4% 5/1/27	20,000	23,012
Series D, 5% 5/1/23	115,000	123,725
Wisconsin Health & Edl. Facilities:
Series 2014 A, 5% 11/15/25	10,000	11,416
Series 2016 A:
3.125% 11/15/36 (Pre-Refunded to 5/15/26 @ 100)	50,000	55,543
3.5% 2/15/46	20,000	20,993
4% 11/15/39	50,000	56,419
Series 2017 A, 5% 4/1/28	5,000	6,083
Wisconsin Hsg. & Econ. Dev. Auth. Series 2017 A, 2.69% 7/1/47	13,068	13,644
Wisconsin St Envir. Imp Series 2017, 5% 6/1/29	65,000	75,666
Wisconsin St Gen. Fund Annual Appropriation Series 2017 B, 5% 5/1/36	35,000	41,362
Wisconsin Trans. Rev. Series 2017 1, 5% 7/1/28	10,000	12,350
TOTAL WISCONSIN		736,259
Wyoming - 0.0%
Campbell County Solid Waste Facilities Rev. Series 2019 A, 3.625% 7/15/39	30,000	31,949

TOTAL MUNICIPAL BONDS (Cost $88,825,059)		90,362,582

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $88,825,059)	90,362,582
NET OTHER ASSETS (LIABILITIES) - 0.8%	744,730
NET ASSETS - 100.0%	91,107,312

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 0.06%	58,931	-	58,931	3	3	(3)	-	0.0%
Total	58,931	-	58,931	3	3	(3)	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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